MUTUAL OF AMERICA
                                                       INSTITUTIONAL FUNDS, INC.

                               SEMI-ANNUAL REPORT


                                ALL AMERICA FUND
                                EQUITY INDEX FUND
                                    BOND FUND
                                MONEY MARKET FUND

                                  JUNE 30, 1999

      This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS
                                                                            Page
                                                                            ----
President's Message .......................................................    1

Performance Graphs ........................................................    2

Portfolio of Investments in Securities:

All America Fund ..........................................................    4

Equity Index Fund .........................................................   12

Bond Fund .................................................................   17

Money Market Fund .........................................................   19

Statement of Assets and Liabilities .......................................   20

Statement of Operations ...................................................   21

Statements of Changes in Net Assets .......................................   22

Financial Highlights ......................................................   23

Notes to Financial Statements .............................................   24

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

      We are pleased to present the Mutual of America Institutional Funds results for the six-month period ending June 30, 1999. These Funds are designed primarily as investment vehicles for endowments, foundations and other institutional investors.

      The U.S. economy continued to expand during the first six months of the year, following an explosive fourth quarter last year. Continued strength in consumer spending and a stabilization/recovery in pockets of the worldwide economy provided the fuel for domestic economic expansion. Inflation has remained benign through the first half of the year; however, concerns over the tight labor market and the pace of economic expansion prompted the Federal Reserve to raise the discount rate by a quarter of a point at the end of June.

      Yields on long-term Treasuries rose approximately 80 basis points during the first half of the year as the bond market reacted to concerns over the pace of economic expansion, the tight labor market and possible rate increases by the Federal Reserve.The potential for higher interest rates going forward depends on the inflation picture and the status of global economies. As the year draws to a close, Y2K issues may impact the securities markets.

      The equity market benefited from the continued economic expansion, with corporate profits holding steady over the first half of the year.Record levels for major indices were set during the period. The Dow Jones Industrial Average closed above 11,000 and the Standard &Poor's 500 Index crested above 1370. Both have since posted modest declines. For the six-month period, stock performance was not dominated by large-cap companies as has been the case for several years. The technology driven NASDAQ and the Russell 2000, which represents smaller capitalized companies, outperformed the large-cap indices in the second quarter of this year.

                    Total Returns-Six Months to June 30, 1999

      The total return performance of each Fund for the six months ended June 30, 1999 was as follows (please note that the Equity Index Fund commenced operations on May 3, 1999):

     All America Fund ........................................            +12.5%
     Equity Index Fund .......................................            + 1.4%
     Bond Fund ...............................................            - 2.1
     MoneyMarket Fund ........................................            + 2.3%

      All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than when purchased.

      On the pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund and Equity Index Fund) which illustrate each Fund's respective:

      o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

      o     Historical  performance  compared  with an  appropriate  index.

      The portfolios of each Fund and financial statements are presented in the pages which then follow.

      Thank you for your continued investment in our Funds.

                                   Sincerely,

                                   /s/ Dolores Morrissey
                                   -------------------------------------------
                                   Dolores Morrissey
                                   Chairman of the Board and President,
                                   Mutual of America Institutional Funds, Inc.

                               EQUITY INDEX FUND

      The Equity Index Fund invests in the 500 stocks included in the Stardard & Poor's 500 Index. The Fund's total return for the two months ended June 30, 1999 was 1.4%, which nearly equaled the performance of the Standard & Poor's 500 Index. In recent months the character of the market has begun to change, and sectors leading the market for the past year have been giving way to new groups such as value and cyclical themes, and smaller capitalization stocks. Sectors contributing positively to results over the past two months were capital goods, technology and telecommunications issues. Negative performers were consumer cyclicals, financial services and transportation.

      Since the Fund began operations on May 3, 1999 no graphic depiction is being presented at this time.

                                ALL AMERICA FUND

      Approximately 60% of the All America Fund's portfolio invests in the 500 stocks included in the Standard& Poor's 500 Index. The performance objective of this portion of the Fund is to replicate the returns of the Index. The remaining 40% of the Fund is actively managed by three sub-advisors and Mutual of America Capital Management Corporation. Approximately 30% of the Fund is invested in small capitalization and value stocks. Neither small cap nor value stocks did well in 1998, a trend that reversed itself in the first half of 1999. However investor preference for large size growth companies with high earnings predictability remained strong. The All America Fund and the Standard & Poor's 500 Index returned 19.2% and 22.8%, respectively, for the twelve months ended June 30, 1999.

                                [Graph Omitted]


                   All America Fund
                   ----------------
                                     Total Return
                                     ------------
 Period                 Growth
 Ended                    of       Cumu-     Annual
 6/30/99               $10,000     lative    Average
 ---------------------------------------------------
 1 Year                $11,925     19.2%     19.2%
 Since 5/1/96
   (Inception)         $18,939     89.4%     22.3%


                     S&P 500 Index
                     ------------
                                     Total Return
                                      ----------
 Period                 Growth
 Ended                    of       Cumu-     Annual
 6/30/99               $10,000     lative    Average
  --------------------------------------------------
 1 Year                $12,275     22.8%     22.8%
 Since 5/1/96
   (Inception)         $22,168    121.7%     28.6%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs, management fees and expenses, that reduce returns, while the performance return line of the index does not.

                               MONEY MARKET FUND

      The investment objective of the Money Market Fund is to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high quality commercial paper and other short term instruments, the Money Market Fund returned 2.3% which compares favorably with the Salomon Brothers 3-month Treasury Bill Index return of 2.2%. The seven-day annualized effective yield as of August 10, 1999 is 4.9%. As with all past performance reportings, this yield is not necessarily indicative of future actual yields.

                                    BOND FUND

      The  Bond  Fund  seeks  a  high  level  of  return   consistent  with  the
preservation of capital through investment in publicly traded securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield significantly more than U.S. Treasuries. A "flight to quality" in the second half of 1998 caused yield spreads between U.S. Treasuries and corporate and agency securities to widen, leading the Fund to underperform. This tended to reverse itself during the first half of 1999. Over the longer term, higher yielding securities are expected to outperform U.S. Treasuries. The Bond Fund returned 2.0% for for the twelve months ended June 30, 1999 versus the Lehman Brothers Government/Corporate Bond Index return of 2.7%.

                                [Graph Omitted]

                       Bond Fund
                      -----------
                                     Total Return
                                     ------------
 Period                 Growth
 Ended                    of       Cumu-     Annual
 6/30/99               $10,000     lative    Average
 ---------------------------------------------------
 1 Year                $10,196      2.0%      2.0%
 Since 5/1/96
   (Inception)         $12,116     21.2%      6.3%


        Lehman Brothers Gov't./Corp. Bond Index
      ----------------------------------------------
                                     Total Return
                                     ------------
 Period                 Growth
 Ended                    of      Cumu-      Annual
 6/30/99               $10,000    lative     Average
 ---------------------------------------------------
 1 Year                $10,270      2.7%      2.7%
 Since 5/1/96
   (Inception)         $12,457     24.6%      7.2%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs, management fees and expenses, that reduce returns, while the performance return line of the index does not.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 1999 (Unaudited)

                                         Shares     Value
                                        -------  ----------
INDEXED ASSETS:
COMMON STOCKS
   3Com Corp. ........................    1,159  $   30,930
   Abbott Laboratories ...............    4,906     223,223
   Adobe Systems, Inc. ...............      196      16,102
   Advanced Micro Devices, Inc. ......      468       8,453
   AES Corp. .........................      614      35,688
   Aetna, Inc. .......................      453      40,515
   Aflac, Inc. .......................      859      41,124
   Air Products & Chemicals, Inc. ....      748      30,107
   Alberto-Culver Co. ................      178       4,739
   Albertson's, Inc. .................    1,353      69,754
   Alcan Aluminum Ltd. ...............      736      23,506
   ALCOA Inc. ........................    1,186      73,383
   Allegheny Teledyne, Inc. ..........      620      14,027
   Allergan, Inc. ....................      213      23,643
   AlliedSignal, Inc. ................    1,810     114,030
   Allstate Corp. ....................    2,596      93,131
   Alltel Corp. ......................      905      64,707
   Alza Corp. ........................      322      16,381
   Amerada Hess Corp. ................      292      17,374
   Ameren Corp. ......................      444      17,038
   America Online, Inc. ..............    3,504     387,192
   American Electric Power,  Inc. ....      619      23,251
   American Express Co. ..............    1,461     190,112
   American General Corp. ............      815      61,430
   American Greetings Corp. Cl A .....      217       6,537
   American Home Products Corp. ......    4,261     245,007
   American Int'l. Group, Inc. .......    3,996     467,781
   Ameritech Corp. ...................    3,544     260,484
   Amgen, Inc. .......................    1,646     100,200
   AMR Corp. .........................      494      33,715
   Amsouth Bancorporation ............      574      13,309
   Anadarko Petroleum Corp. ..........      389      14,320
   Andrew Corp. ......................      265       5,018
   Anheuser-Busch Cos., Inc. .........    1,545     109,598
   Aon Corp. .........................      825      34,031
   Apache Corp. ......................      360      14,040
   Apple Computer, Inc. ..............      511      23,665
   Applied Materials, Inc. ...........    1,195      88,280
   Archer-Daniels-Midland Co. ........    1,918      29,609
   Armstrong World Inds., Inc. .......      129       7,457
   Asarco, Inc. ......................      128       2,408
   Ashland, Inc. .....................      247       9,910
   Associates First Capital Corp. ....    2,351     104,178
   AT&T Corp. ........................   10,263     572,803
   Atlantic Richfield Co. ............    1,051      87,824
   Autodesk, Inc. ....................      191       5,646
   Automatic Data Processing, Inc. ...    1,987      87,428
   AutoZone, Inc. ....................      494      14,881
   Avery Dennison Corp. ..............      366      22,097
   Avon Products, Inc. ...............      849      47,119
   Baker Hughes, Inc. ................    1,057      35,409
   Ball Corp. ........................      100       4,225
   Baltimore Gas & Electric Co. ......      482      14,279
   Bank of America Corp. .............    5,620     412,016
   Bank of New York Co., Inc. ........    2,459      90,214
   Bank One Corp. ....................    3,785     225,444
   BankBoston Corp. ..................      952      48,671
   Bard (C.R.), Inc. .................      165       7,889
   Barrick Gold Corp. ................    1,254      24,296
   Battle Mountain Gold Co. ..........      743       1,811
   Bausch & Lomb, Inc. ...............      181      13,846
   Baxter International, Inc. ........      939      56,926
   BB & T Corp. ......................    1,002      36,760
   Bear Stearns Cos., Inc. ...........      375      17,531
   Becton Dickinson & Co. ............      799      23,970


                                         Shares     Value
                                        -------  ----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Bell Atlantic Corp. ...............    5,018  $  328,051
   BellSouth Corp. ...................    6,109     286,359
   Bemis Co. .........................      169       6,717
   Bestfoods .........................      899      44,500
   Bethlehem Steel Corp. .............      420       3,228
   Biomet, Inc. ......................      363      14,429
   Black & Decker Corp. ..............      284      17,927
   Block (H. & R.), Inc. .............      325      16,250
   BMC Software, Inc. ................      758      40,932
   Boeing Co. ........................    3,133     138,439
   Boise Cascade Corp. ...............      182       7,803
   Boston Scientific Corp. ...........    1,270      55,800
   Briggs & Stratton Corp. ...........       75       4,331
   Bristol-Myers Squibb Co. ..........    6,408     451,363
   Brown-Forman Corp. Cl B ...........      222      14,471
   Browning-Ferris Inds., Inc. .......      510      21,930
   Brunswick Corp. ...................      310       8,641
   Burlington Northern Santa Fe ......    1,516      46,996
   Burlington Resources, Inc. ........      573      24,782
   Cabletron Systems, Inc. ...........      532       6,916
   Campbell Soup Co. .................    1,403      65,064
   Capital One Financial Corp. .......      636      35,417
   Cardinal Health, Inc. .............      877      56,237
   Carnival Corp. ....................    1,977      95,884
   Carolina Power & Light Co. ........      489      20,935
   Case Corp. ........................      235      11,309
   Caterpillar, Inc. .................    1,159      69,540
   CBS Corp. .........................    2,283      99,167
   Cendant Corp. .....................    2,470      50,635
   Centex Corp. ......................      192       7,212
   Central & South West Corp. ........      687      16,058
   CenturyTel, Inc. ..................      444      17,649
   Ceridian Corp. ....................      462      15,101
   Champion International Corp. ......      309      14,793
   Charles Schwab Corp. ..............    1,315     144,485
   Chase Manhattan Corp. .............    2,734     236,832
   Chevron Corp. .....................    2,109     200,750
   Chubb Corp. .......................      527      36,626
   CIGNA Corp. .......................      654      58,206
   Cincinnati Financial Corp. ........      531      19,945
   CINergy Corp. .....................      513      16,416
   Circuit City Group, Inc. ..........      324      30,132
   Cisco Systems, Inc. ...............   10,302     664,479
   Citigroup, Inc. ...................   10,923     518,842
   Clear Channel Communications ......    1,068      73,625
   Clorox Co. ........................      379      40,481
   CMS Energy Corp. ..................      377      15,786
   Coastal Corp. .....................      687      27,480
   Coca-Cola Co. .....................    7,961     497,562
   Coca-Cola Enterprises, Inc. .......    1,365      40,608
   Colgate-Palmolive Co. .............      947      93,516
   Columbia Energy Group .............      270      16,925
   Columbia/HCA Healthcare Corp. .....    1,827      41,678
   Comcast Corp. Cl A ................    2,386      91,711
   Comerica, Inc. ....................      503      29,897
   Compaq Computer Corp. .............    5,475     129,689
   Computer Associates Intl., Inc ....    1,740      95,700
   Computer Sciences Corp. ...........      512      35,424
   Compuware Corp. ...................    1,182      37,602
   Conagra, Inc. .....................    1,582      42,120
   Conseco, Inc. .....................    1,016      30,924
   Consolidated Edison, Inc. .........      731      33,077
   Consolidated Natural Gas Co. ......      310      18,832
   Consolidated Stores Corp. .........      354       9,558
   Cooper Industries, Inc. ...........      304      15,808

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                         Shares     Value
                                        -------  ----------
INDEXED ASSETS (CONTINUED)
COMMON STOCKS (CONTINUED)
   Cooper Tire & Rubber Co. ..........      245  $    5,788
   Coors (Adolph) Co. Cl B ...........      118       5,841
   Corning, Inc. .....................      785      55,048
   Costco Co. ........................      700      56,043
   Countrywide Credit Industries .....      362      15,475
   Crane Co. .........................      222       6,979
   Crown Cork & Seal, Inc. ...........      395      11,257
   CSX Corp. .........................      706      31,990
   Cummins Engine Co., Inc. ..........      135       7,711
   CVS Corp. .........................    1,261      63,995
   Cyprus Amax Minerals Co. ..........      294       4,465
   Dana Corp. ........................      535      24,643
   Danaher Corp. .....................      432      25,110
   Darden Restaurants, Inc. ..........      430       9,379
   Data General Corp. ................      160       2,330
   Dayton-Hudson Corp. ...............    1,422      92,430
   Deere & Co. .......................      745      29,520
   Dell Computer Corp. ...............    8,206     303,622
   Delphi Automotive Systems Corp. ...    1,814      33,672
   Delta Air Lines, Inc. .............      462      26,622
   Deluxe Corp. ......................      251       9,773
   Dillard's Inc. Cl A ...............      345      12,118
   Disney (Walt) Co. .................    6,623     204,071
   Dollar General Corp. ..............      713      20,677
   Dominion Resources, Inc. ..........      617      26,723
   Donnelley (R.R.) & Sons Co. .......      421      15,603
   Dover Corp. .......................      686      24,010
   Dow Chemical Co. ..................      716      90,842
   Dow Jones & Co., Inc. .............      291      15,441
   DTE Energy Co. ....................      469      18,760
   Du Pont (E.I.) de Nemours & Co.,
     Inc. ............................    3,639     248,589
   Duke Energy Corp. .................    1,170      63,618
   Dun & Bradstreet Corp. ............      540      19,136
   Eastern Enterprises ...............       73       2,901
   Eastman Chemical Co. ..............      256      13,248
   Eastman Kodak Co. .................    1,047      70,934
   Eaton Corp. .......................      231      21,252
   Ecolab, Inc. ......................      418      18,235
   Edison International ..............    1,117      29,879
   EG&G, Inc. ........................      145       5,165
   Electronic Data Systems Corp. .....    1,593      90,104
   EMC Corp. .........................    3,260     179,300
   Emerson Electric Co. ..............    1,411      88,716
   Engelhard Corp. ...................      403       9,117
   Enron Corp. .......................    1,133      92,622
   Entergy Corp. .....................      797      24,906
   Equifax, Inc. .....................      465      16,594
   Exxon Corp. .......................    7,851     605,508
   Fannie Mae ........................    3,297     225,432
   FDX Corp. .........................      954      51,754
   Federated Department Stores .......      662      35,044
   Fifth Third Bancorp ...............      862      57,376
   First Data Corp. ..................    1,389      67,974
   First Union Corp. .................    3,113     146,311
   Firstar Corporation ...............    2,127      59,556
   FirstEnergy Corp. .................      766      23,746
   Fleet Financial Group, Inc. .......    1,837      81,516
   Fleetwood Enterprises, Inc. .......      112       2,961
   Fluor Corp. .......................      245       9,922
   FMC Corp. .........................      102       6,967
   Ford Motor Co. ....................    3,911     220,727
   Fort James Corp. ..................      713      27,004
   Fortune Brands, Inc. ..............      537      22,218
   Foster Wheeler Corp. ..............      132       1,864


                                         Shares     Value
                                        -------  ----------
INDEXED ASSETS (CONTINUED)
COMMON STOCKS (CONTINUED)
   FPL Group, Inc. ...................      585  $   31,955
   Franklin Resources, Inc. ..........      818      33,231
   Freddie Mac .......................    2,236     129,688
   Freeport-McMoran Copper Cl B ......      526       9,435
   Frontier Corp. ....................      555      32,745
   Fruit of the Loom, Inc. ...........      233       2,271
   Gannett Co., Inc. .................      910      64,951
   Gap, Inc. .........................    2,757     138,883
   Gateway, Inc. .....................      505      29,795
   General Dynamics Corp. ............      410      28,085
   General Electric Co. ..............   10,579   1,195,427
   General Instrument Corp. ..........      555      23,587
   General Mills, Inc. ...............      494      39,705
   General Motors Corp. ..............    2,116     139,656
   Genuine Parts Co. .................      582      20,370
   Georgia-Pacific Group
     (Ga-Pac Gp.) ....................      552      26,151
   Gillette Co. ......................    3,586     147,026
   Golden West Financial Corp. .......      184      18,032
   Goodrich (B.F.) Co. ...............      240      10,200
   Goodyear Tire & Rubber Co. ........      504      29,641
   GPU, Inc. .........................      404      17,043
   Grainger (W.W.), Inc. .............      300      16,143
   Great Atlantic & Pac. Tea, Inc. ...      124       4,192
   Great Lakes Chemical Corp. ........      191       8,797
   GTE Corp. .........................    3,130     237,097
   Guidant Corp. .....................      974      50,100
   Halliburton Co. ...................    1,421      64,300
   Harcourt General, Inc. ............      230      11,859
   Harnischfeger Industries, Inc. ....      155         310
   Harrah's Entertainment, Inc. ......      407       8,954
   Harris Corp. ......................      259      10,149
   Hartford Financial Svs Gp, Inc. ...      730      42,568
   Hasbro, Inc. ......................      634      18,267
   HCR Manor Care ....................      358       8,659
   HealthSouth Corp. .................    1,334      19,926
   Heinz (H.J.) Co. ..................    1,170      58,646
   Helmerich & Payne, Inc. ...........      163       3,881
   Hercules, Inc. ....................      325      12,776
   Hershey Food Corp. ................      449      26,659
   Hewlett-Packard Co. ...............    3,273     328,936
   Hilton Hotels Corp. ...............      843      11,960
   Home Depot, Inc. ..................    4,772     307,495
   Homestake Mining Co. ..............      837       6,852
   Honeywell, Inc. ...................      407      47,161
   Household International, Inc. .....    1,561      73,952
   Humana, Inc. ......................      541       6,999
   Huntington Bancshares, Inc. .......      682      23,870
   Ikon Office Solutions, Inc. .......      476       7,140
   Illinois Tool Works, Inc. .........      808      66,256
   IMS Health, Inc. ..................    1,035      32,343
   Inco Ltd. .........................      617      11,106
   Ingersoll Rand Co. ................      532      34,380
   Intel Corp. .......................   10,764     640,458
   International Paper Co. ...........    1,325      66,912
   Interpublic Group of Cos., Inc. ...      449      38,894
   Intl. Business Machines Corp. .....    5,853     756,500
   Intl. Flavors & Fragrances ........      343      15,220
   ITT Industries, Inc. ..............      283      10,789
   Jefferson-Pilot Corp. .............      343      22,702
   Johnson & Johnson .................    4,336     424,928
   Johnson Controls, Inc. ............      274      18,991
   Jostens, Inc. .....................      111       2,337
   Kansas City Southern Inds. ........      354      22,589
   Kaufman & Broad Home Corp. ........      154       3,830

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                         Shares     Value
                                        -------  ----------
INDEXED ASSETS (CONTINUED)
COMMON STOCKS (CONTINUED)
   Kellogg Co. .......................    1,310  $   43,230
   Kerr-McGee Corp. ..................      278      13,952
   KeyCorp. ..........................    1,441      46,292
   Kimberly Clark Corp. ..............    1,713      97,641
   King World Productions, Inc. ......      237       8,250
   KLA Tencor Corp. ..................      283      18,359
   Kmart Corp. .......................    1,593      26,184
   Knight-Ridder, Inc. ...............      254      13,954
   Kohl's Corp. ......................      523      40,369
   Kroger Co. ........................    2,654      74,146
   Laidlaw, Inc. .....................    1,066       7,861
   Lehman Brothers Holdings, Inc. ....      382      23,779
   Lilly (Eli) & Co. .................    3,546     253,982
   Limited, Inc. .....................      686      31,127
   Lincoln National Corp. ............      654      34,212
   Liz Claiborne, Inc. ...............      203       7,409
   Lockheed Martin Corp. .............    1,268      47,233
   Loews Corp. .......................      351      27,772
   Longs Drug Stores Corp. ...........      126       4,354
   Louisiana-Pacific Corp. ...........      351       8,336
   Lowe's Companies, Inc. ............    1,199      67,968
   LSI Logic Corp. ...................      457      21,079
   Lucent Technologies ...............    9,801     660,981
   Mallinckrodt, Inc. ................      231       8,402
   Marriott International, Inc. ......      803      30,012
   Marsh & McLennan Cos., Inc. .......      847      63,948
   Masco Corp. .......................    1,097      31,675
   Mattel, Inc. ......................    1,340      35,426
   May Department Stores Co. .........    1,075      43,940
   Maytag Corp. ......................      284      19,791
   MBIA, Inc. ........................      321      20,784
   MBNA Corp. ........................    2,592      79,380
   McDermott International, Inc. .....      191       5,395
   McDonald's Corp. ..................    4,374     180,700
   McGraw-Hill Cos., Inc. ............      636      34,304
   MCI WorldCom, Inc. ................    6,001     517,586
   McKesson HBOC, Inc. ...............      894      28,719
   Mead Corp. ........................      332      13,861
   MediaOne Group, Inc. ..............    1,962     145,923
   Medtronic, Inc. ...................    1,888     147,028
   Mellon Bank Corp. .................    1,688      61,401
   Mercantile Bancorporation .........      509      29,076
   Merck & Co., Inc. .................    7,691     569,134
   Meredith Corp. ....................      169       5,851
   Merrill Lynch & Co., Inc. .........    1,183      94,566
   MGIC Investment Corp. .............      354      17,213
   Micron Technology, Inc. ...........      801      32,290
   Microsoft Corp. ...................   16,462   1,484,848
   Milacron, Inc. ....................      119       2,201
   Millipore Corp. ...................      142       5,759
   Minnesota Mining & Mfg. Co. .......    1,297     112,757
   Mirage Resorts, Inc. ..............      639      10,703
   Mobil Corp. .......................    2,521     249,579
   Monsanto Co. ......................    2,025      79,860
   Moore Corp., Ltd. .................      286       2,395
   Morgan (J.P.) & Co., Inc. .........      571      80,225
   Morgan Stanley Dean Witter ........    1,835     188,087
   Motorola, Inc. ....................    1,940     183,815
   Nabisco Group Holdings ............    1,050      20,540
   NACCO Industries, Inc. Cl A .......       26       1,911
   Nalco Chemical Co. ................      212      10,997
   National City Corp. ...............    1,011      66,220
   National Semiconductor Corp. ......      537      13,592
   National Service Industries .......      134       4,824


                                         Shares     Value
                                        -------  ----------
INDEXED ASSETS (CONTINUED)
COMMON STOCKS (CONTINUED)
   Navistar International Corp. ......      217    $ 10,850
   New Century Energies, Inc. ........      369      14,321
   New York Times Co. Cl A ...........      568      20,909
   Newell Rubbermaid, Inc. ...........      908      42,222
   Newmont Mining Corp. ..............      541      10,752
   Nextel Communications, Inc. .......      952      47,778
   Niagara Mohawk Holdings, Inc. .....      606       9,733
   Nicor, Inc. .......................      154       5,861
   Nike, Inc. Cl B ...................      911      57,677
   Nordstrom, Inc. ...................      458      15,343
   Norfolk Southern Corp. ............    1,226      36,933
   Nortel Networks Corp. .............    2,140     185,778
   Northern States Power Co. .........      493      11,924
   Northern Trust Corp. ..............      359      34,823
   Northrop Grumman Corp. ............      222      14,721
   Novell, Inc. ......................    1,089      28,858
   Nucor Corp. .......................      283      13,424
   Occidental Petroleum Corp. ........    1,118      23,617
   Omnicom Group, Inc. ...............      575      46,000
   Oneok, Inc. .......................      102       3,238
   Oracle Corp. ......................    4,642     172,334
   Owens Corning .....................      175       6,015
   Owens-Illinois  Inc. ..............      502      16,409
   Paccar, Inc. ......................      253      13,503
   PacifiCorp. .......................      961      17,658
   Paine Webber Group, Inc. ..........      470      21,972
   Pall Corp. ........................      401       8,897
   Parametric Technology Corp. .......      880      12,210
   Parker Hannifin Corp. .............      352      16,104
   Paychex, Inc. .....................      793      25,276
   PE Corp-PE Biosystems Group .......      161      18,474
   Peco Energy Co. ...................      617      25,836
   Penney (J.C.) Co., Inc. ...........      850      41,278
   Peoples Energy Corp. ..............      114       4,296
   Peoplesoft, Inc. ..................      774      13,351
   Pep Boys-Manny, Moe & Jack ........      170       3,676
   PepsiCo, Inc. .....................    4,743     183,494
   Pfizer, Inc. ......................    4,190     459,852
   PG & E Corp. ......................    1,237      40,202
   Pharmacia & Upjohn, Inc. ..........    1,642      93,286
   Phelps Dodge Corp. ................      187      11,582
   Phillip Morris Cos., Inc. .........    7,852     315,552
   Phillips Petroleum Co. ............      823      41,407
   Pioneer Hi-Bred Intl., Inc. .......      781      30,410
   Pitney Bowes, Inc. ................      864      55,512
   Placer Dome, Inc. .................    1,047      12,367
   PNC Bank Corp. ....................      973      56,069
   Polaroid Corp. ....................      142       3,922
   Potlatch Corp. ....................       94       4,130
   PP&L Resources, Inc. ..............      507      15,590
   PPG Industries, Inc. ..............      559      33,015
   Praxair, Inc. .....................      510      24,958
   Proctor & Gamble Co. ..............    4,282     382,168
   Progressive Corp. of Ohio .........      234      33,930
   Povident Companies, Inc. ..........      437      17,480
   Providian Financial Corp. .........      458      42,823
   Public Svc. Enterprise Group ......      706      28,857
   Pulte Corp. .......................      140       3,228
   Quaker Oats Co. ...................      440      29,205
   Ralston Purina Co. ................    1,059      32,233
   Raychem Corp. .....................      256       9,472
   Raytheon Co. ......................    1,089      76,638
   Reebok International Ltd. .........      182       3,389
   Regions Financial Corp. ...........      715      27,482

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                         Shares     Value
                                        -------  ----------

INDEXED ASSETS (CONTINUED)
COMMON STOCKS (CONTINUED)
   Reliant Energy Inc. ...............      953    $ 26,326
   Republic New York Corp. ...........      338      23,047
   Reynolds Metals Co. ...............      208      12,272
   Rite-Aid Corp. ....................      836      20,586
   RJ Reynolds Tobacco Holdings ......      350      11,025
   Rockwell Intl., Corp. .............      618      37,543
   Rohm & Haas Co. ...................      683      29,264
   Rowan Cos., Inc. ..................      271       4,996
   Royal Dutch Petroleum Co.
     -N.Y. Shs.                           6,915     416,628
   Russell Corp. .....................      110       2,145
   Ryder System, Inc. ................      232       6,032
   Safeco Corp. ......................      440      19,415
   Safeway, Inc. .....................    1,597      79,051
   Sara Lee Corp. ....................    2,953      66,996
   SBC Communications, Inc. ..........    6,325     366,850
   Schering-Plough Corp. .............    4,751     251,803
   Schlumberger, Ltd. ................    1,765     112,408
   Scientific-Atlanta, Inc. ..........      242       8,712
   Seagate Technology ................      716      18,347
   Seagram Co. Ltd. (The) ............    1,377      69,366
   Sealed Air Corp. New ..............      270      17,516
   Sears Roebuck & Co. ...............    1,238      55,168
   Sempra Energy .....................      776      17,557
   Service Corp. International .......      884      17,017
   Shared Medical Systems Corp. ......       86       5,611
   Sherwin-Williams Co. ..............      547      15,179
   Sigma-Aldrich Corp. ...............      325      11,192
   Silicon Graphics, Inc. ............      606       9,923
   SLM Holding Corp. .................      524      24,005
   Snap-On, Inc. .....................      211       7,635
   Solectron Corp. ...................      811      54,083
   Sonat, Inc. .......................      356      11,792
   Southern Co. ......................    2,254      59,731
   Southtrust Corp. ..................      532      20,415
   Southwest Airlines Co. ............    1,087      33,832
   Springs Industries, Inc. Cl A .....       58       2,530
   Sprint Corp. ......................    2,783     146,977
   Sprint Corp. ......................    1,422      81,231
   St. Jude Medical, Inc. ............      272       9,690
   St. Paul Companies, Inc. ..........      728      23,159
   Stanley Works .....................      287       9,237
   Staples, Inc. .....................    1,487      46,004
   State Street Corp. ................      519      44,309
   Summit Bancorp ....................      551      23,038
   Sun Microsystems, Inc. ............    2,484     171,085
   Sunoco, Inc. ......................      291       8,784
   Suntrust Banks, Inc. ..............    1,034      71,798
   Supervalu, Inc. ...................      390      10,018
   Synovus Financial Corp. ...........      864      17,172
   Sysco Corp. .......................    1,080      32,197
   Tandy Corp. .......................      622      30,400
   Tektronix, Inc. ...................      153       4,618
   Tellabs, Inc. .....................    1,256      84,858
   Temple-Inland, Inc. ...............      180      12,285
   Tenet Healthcare Corp. ............    1,001      18,581
   Tenneco, Inc. .....................      550      13,131
   Texaco, Inc. ......................    1,728     108,000
   Texas Instruments, Inc. ...........    1,260     182,700
   Texas Utilities Co. ...............      913      37,661


                                         Shares     Value
                                        -------  ----------
INDEXED ASSETS (CONTINUED)
COMMON STOCKS (CONTINUED)
   Textron, Inc. .....................      485   $  39,921
   Thermo Electron Corp. .............      513      10,292
   Thomas & Betts Corp. ..............      183       8,646
   Time Warner, Inc. .................    3,837     282,019
   Times Mirror Co. Cl A .............      233      13,805
   Timken Co. ........................      201       3,919
   TJX Companies, Inc. ...............    1,041      34,678
   Torchmark Corp. ...................      429      14,639
   Toys R Us, Inc. ...................      799      16,529
   Transamerica Corp. ................      403      30,225
   Tribune Co. .......................      384      33,456
   Tricon Global Restaurants Inc. ....      493      26,683
   TRW, Inc. .........................      387      21,236
   Tupperware Corp. ..................      186       4,743
   Tyco International Ltd. ...........    2,643     250,424
   U.S. Bancorp ......................    2,346      79,764
   U.S. West, Inc. ...................    1,624      95,410
   Unicom Corp .......................      702      27,070
   Unilever N.V. .....................    1,847     128,828
   Union Carbide Corp. ...............      430      20,962
   Union Pacific Corp. ...............      800      46,650
   Union Pacific Resources Group .....      811      13,229
   Union Planters Corp. ..............      459      20,511
   Unisys Corp. ......................      867      33,758
   United Healthcare Corp. ...........      557      34,882
   United Technologies Corp. .........    1,551     111,187
   Unocal Corp. ......................      780      30,907
   UnimProvident Corp. ...............      447      24,473
   US Airways Group Inc. .............      237      10,324
   UST, Inc. .........................      566      16,555
   USX-Marathon Group ................      994      32,367
   USX-U.S. Steel Group ..............      286       7,722
   V F Corp. .........................      388      16,587
   Viacom, Inc. Cl B .................    2,248      98,912
   Vodaphone Airtouch plc-Sp ADR .....      929     183,013
   W.R. Grace & Co. ..................      222       4,079
   Wachovia Corp. ....................      655      56,043
   Wal-Mart Stores, Inc. .............   14,356     692,677
   Walgreen Co. ......................    3,224      94,705
   Warner-Lambert Co. ................    2,736     189,810
   Washington Mutual, Inc. ...........    1,918      67,849
   Waste Management, Inc. ............    1,961     105,403
   Watson Pharmaceuticals, Inc. ......      307      10,764
   Wellpoint Health Networks Inc. ....      217      18,417
   Wells Fargo & Company .............    5,323     227,558
   Wendy's International, Inc. .......      402      11,381
   Westvaco Corp. ....................      327       9,483
   Weyerhaeuser Co. ..................      643      44,206
   Whirlpool Corp. ...................      246      18,204
   Willamette Industries, Inc. .......      359      16,536
   Williams Cos., Inc. ...............    1,383      58,863
   Winn-Dixie Stores, Inc. ...........      480      17,729
   Worthington Industries, Inc. ......      299       4,914
   Wrigley (Wm.) Jr. Co. .............      376      33,840
   Xerox Corp. .......................    2,133     125,980
                                                 ----------
   TOTAL INDEXED ASSETS--COMMON STOCK
   (Cost: $18,606,863) 57.9%                     36,343,138
                                                 ----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                                                                                      Face
                                                                           Rate       Maturity        Amount       Value
                                                                         --------    ----------      --------   -----------
INDEXED ASSETS (CONTINUED):
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
   U.S. Treasury Bill (a) ..............................................   4.52%      09/23/99      $100,000    $    98,909
   U.S. Treasury Bill (a) ..............................................   4.25       08/19/99        50,000         49,700
                                                                                                                -----------
                                                                                                                    148,609
                                                                                                                -----------
COMMERCIAL PAPER (2.8%)
   Alabama Power Co. ...................................................   5.05       07/06/99       621,000        620,564
   General Electric Co. ................................................   5.20       07/06/99       596,000        595,569
   Koch Industries Inc. ................................................   5.70       07/01/99       505,000        505,000
                                                                                                                -----------
                                                                                                                  1,721,133
                                                                                                                -----------
TOTAL INDEXED PORTION SHORT-TERM DEBT SECURITIES
   (Cost: $1,869,782) 3.0% .................................................................................      1,869,742
                                                                                                                -----------

TOTAL INDEXED ASSETS PORTION
   (Cost: $20,476,645) 60.9% ...............................................................................    $38,212,880
                                                                                                                ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 1999:

                                                                                   Expiration    Underlying Face Unrealized
                                                                                      Date       Amount at Value    Gain
                                                                                 --------------  ---------------  ----------
 PURCHASED

   5 S&P 500 Stock Index Futures Contracts ....................................  September 1999    $1,727,125      $71,425
                                                                                                   ==========      =======


The face value of futures purchased and outstanding as percentage of total investment in securities: 2.8%.
----------
(a) This security has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                     June 30, 1999 (Unaudited)

                                       Shares       Value
                                      -------    ----------
ACTIVE ASSETS
COMMON STOCKS
BASIC MATERIALS (0.8%)
   Cabot Corp. .....................    4,000    $   96,750
   Lone Star Technologies, Inc.* ...    6,600       117,150
   Praxair, Inc. ...................    4,100       200,643
   TETRA Tech, Inc. ................    5,500        90,750
                                                 ----------
                                                    505,293
                                                 ----------
CONSUMER, CYCLICAL (6.9%)
   Ames Dept. Stores, Inc.* ........    2,700       123,187
   At Home Corp. Cl A* .............    2,708       146,062
   Atlantic Coast Airlines Hldgs.* .    3,200        60,800
   Bed Bath & Beyond, Inc.* ........    5,200       200,200
   BJ's Wholesale Club, Inc.* ......    7,200       216,450
   Blyth Industries, Inc.* .........    3,000       103,125
   Broadcast.Com, Inc.* ............      900       120,206
   CNET, Inc.* .....................    1,400        80,675
   Chancellor Media Corp.* .........    1,600        88,200
   Consolidated Graphics, Inc.* ....    1,900        95,000
   Cox Radio, Inc.* ................    1,300        70,525
   eBay, Inc.* .....................      800       120,800
   Ethan Allen Interiors, Inc. .....    3,450       130,237
   Family Dollar Stores Inc. .......    5,800       139,200
   Ford Motor Co. ..................    1,400        79,012
   Furniture Brands Intl., Inc.* ...      800        22,300
   Gannett Co., Inc. ...............    2,100       149,887
   Goodyear Tire & Rubber Co. ......    1,600        94,100
   Jones Intercable Inc.* ..........    1,800        88,200
   Lands End Inc.* .................      700        33,950
   Linens'n Things, Inc.* ..........    4,200       183,750
   Masco Corp. .....................    5,700       164,587
   Mattel, Inc. ....................    2,550        67,415
   Meredith Corp. ..................    2,300        79,637
   Nordstrom, Inc. .................    3,900       130,650
   Office Depot, Inc.* .............    6,150       135,684
   Outback Steakhouse, Inc.* .......    4,350       171,009
   Outdoor Systems, Inc.* ..........    2,475        90,337
   Rent-Way, Inc.* .................    2,400        59,100
   Rubio's Restaurants, Inc.* ......    2,000        30,875
   Saks Incorporated* ..............    2,400        69,300
   Sonic Automotive, Inc.* .........    3,900        53,625
   Speedway Motorsports, Inc.* .....    1,500        58,968
   Starbucks Corp.* ................    3,200       120,200
   Skywest, Inc. ...................    6,500       162,093
   The Cheesecake Factory, Inc.* ...    2,700        82,350
   The Men's Wearhouse, Inc.* ......    2,600        66,300
   Tiffany & Co. ...................    3,100       299,150
   Young & Rubicam, Inc.* ..........    2,900       131,768
                                                 ----------
                                                  4,318,914
                                                 ----------
Consumer, Non-cyclical (3.6%)
   Albertson's, Inc. ...............    2,600       134,062
   American Home Products Corp. ....    1,400        80,500
   AmeriSource Health Corp. Cl A* ..    1,600        40,800
   Anesta Corp.* ...................    2,800        57,225
   Baxter International, Inc. ......    1,700       103,062
   Bestfoods .......................    2,100       103,950
   Biomet, Inc. ....................    1,300        51,675
   Diageo plc-- Sponsored ADR ......    2,000        86,000
   Dura Pharmaceuticals, Inc.* .....    5,500        65,656
   Forest Laboratories, Inc.* ......    3,500       161,875
   Fort James Corp. ................    4,300       162,862
   IDEC Pharmaceuticals Corp.* .....      600        46,237
   Lilly (Eli) & Co. ...............    1,500       107,437
   Medimmune, Inc.* ................    1,900       128,725
   Medquist, Inc.* .................    7,600       332,500
   Phillip Morris Cos., Inc. .......    5,200       208,975
   SangStat Medical Corp.* .........    2,900        50,025
   United Natural Foods Inc.* ......    2,100        51,975


                                       Shares       Value
                                      -------    ----------
ACTIVE ASSETS (CONTINUED)
COMMON STOCKS (CONTINUED)
   US Foodservice* .................    4,900     $ 208,862
   Williams-Sonoma, Inc.* ..........    1,600        55,700
                                                 ----------
                                                  2,238,103
                                                 ----------
ENERGY (1.9%)
   BP Amoco plc ADR ................    1,717       186,294
   Elf Aquitaine-- ADR* ............    1,700       125,056
   Mobil Corp. .....................    1,800       178,200
   Nabors Industries, Inc.* ........    4,000        97,750
   Quanta Services Inc.* ...........    2,200        96,800
   Schlumberger, Ltd. ..............    1,800       114,637
   USX-Marathon Group ..............    7,200       234,450
   Varco International, Inc.* ......    6,000        65,625
   Weatherford International, Inc.*     2,400        87,900
                                                 ----------
                                                  1,186,712
                                                 ----------
FINANCIAL  (6.5%)
   American Int'l. Group, Inc. .....    2,525       295,582
   Arden Realty Group ..............    4,400       108,350
   Bank of America Corp. ...........    4,823       353,585
   Boston Properties ...............    2,000        71,750
   Citigroup, Inc. .................   11,850       562,875
   Commerce Bancshares, Inc. .......      530        21,332
   Compass Bancshares Inc., ........    2,700        73,575
   Cullen/Frost Bankers, Inc. ......    3,200        88,200
   Dime Bancorp, Inc. ..............    2,000        40,250
   Equity Res. Pptys. Tr. Co. ......    2,300       103,643
   Fannie Mae ......................    1,300        88,887
   Fleet Financial Group, Inc. .....    3,600       159,750
   Frontier Insurance Group, Inc. ..    3,300        50,737
   HCC Insurance Holdings, Inc. ....    5,100       115,706
   Heller Financial, Inc. ..........    5,200       144,625
   Household International, Inc. ...    3,479       164,817
   Kimco Realty Corp. ..............    2,300        89,987
   Mack-Cali Realty Corp. ..........    3,100        95,906
   Morgan Stanley Dean Witter ......    2,000       205,000
   Mutual Risk Management Ltd. .....    2,200        73,425
   National City Corp. .............    2,160       141,480
   Natl. Commerce Bancorp. .........    2,600        56,875
   Oriental Financial Group ........    2,900        69,962
   Providian Financial Corp. .......    1,600       149,600
   Public Storage, Inc. ............    3,300        92,400
   SL Green Realty Corp. ...........    5,300       108,318
   Spieker Pptys., Inc. ............    2,700       104,962
   Torchmark Corp. .................    2,500        85,312
   UNUMProvident Corp. .............    2,701       147,879
   Vornado Rlty. Trust .............    2,100        74,156
   Washington Mutual, Inc. .........    4,300       152,112
                                                 ----------
                                                  4,091,038
                                                 ----------
INDUSTRIAL (4.3%)
   AlliedSignal, Inc. ..............    1,800       113,400
   BISYS Group, Inc.* ..............    2,200       128,700
   Burlington Northern Santa Fe ....    5,000       155,000
   CNF Transportation, Inc. ........      900        34,537
   Coinstar, Inc.* .................    5,200       149,175
   Covenant Transport, Inc. Cl A* ..    4,600        72,450
   CSG Systems Intl., Inc. .........    1,900        49,756
   Dycom Industries, Inc. ..........    1,200        67,200
   Emerson Electric Co. ............    1,300        81,737
   FactSet Research Systems, Inc.* .    1,800       101,925
   Fiserv, Inc.* ...................      800        25,050
   Forward Air Corporation* ........    5,100       143,437
   HEICO Corp. .....................    2,100        52,237
   Hooper Holmes, Inc. .............   10,700       218,012
   Kansas City Southern Inds. ......    2,400       153,150

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                     June 30, 1999 (Unaudited)

                                       Shares       Value
                                      -------    ----------
ACTIVE ASSETS (CONTINUED)
COMMON STOCKS (CONTINUED)
   Mettler-Toledo International* ...    2,200    $   54,587
   Metzler Group, Inc.* ............    3,300        91,162
   Nielsen Media Research* .........    2,200        64,350
   Pittway Corp. ...................      700        23,931
   PRI Automation, Inc.* ...........      900        32,625
   Profit Recovery Group Intl.* ....    2,200       104,087
   QRS Corp.* ......................    1,300       101,400
   Sealed Air Corp. (New)* .........    1,900       123,262
   Semtech Corp.* ..................    2,100       109,462
   Sherwin-Williams Co. ............    2,000        55,500
   Swift Transportation Co., Inc.* .    4,500        99,000
   U.S. Xpress Enterprises Cl A* ...    4,600        49,162
   Waste Connections Inc.* .........    2,700        82,350
   Williams Cos., Inc. .............    4,300       183,018
                                                 ----------
                                                  2,719,662
                                                 ----------
TECHNOLOGY (11.9%)
   3Com Corp.* .....................    6,200       165,462
   Altera Corp. ....................    4,100       150,931
   ANTEC Corp.* ....................    3,300       105,806
   Applied Materials, Inc.* ........    5,900       435,862
   Applied Micro Circuits, Corp.* ..    1,100        90,475
   ASM Lithography Holding NV* .....    1,900       112,812
   AT&T Corp. ......................    3,300       184,181
   Atmel Corp.* ....................    8,400       219,975
   Aware, Inc.* ....................    1,400        64,575
   Broadcom Corp. Cl A* ............      800       115,650
   Ceridian Corp.* .................    4,900       160,168
   Ciena Corp.* ....................    4,400       132,825
   Cisco Systems, Inc.* ............   24,800     1,599,623
   Compaq Computer Corp. ...........   10,300       243,981
   Dionex Corp.* ...................    2,700       109,350
   Hewlett-Packard Co. .............    1,000       100,500
   Intel Corp. .....................    9,000       535,500
   Intl. Business Machines Corp. ...    1,600       206,800
   Intuit, Inc.* ...................    2,300       207,287
   L-3 Communications, Corp. Hldgs.*    1,300        62,806
   Legato Systems, Inc.* ...........    1,800    $  103,950
   Linear Technology Corp. .........    7,500       504,375
   Maxim Integrated Products, Inc.*     6,900       458,850
   McLeod USA, Inc. Cl A* ..........    1,200        66,000
   Microchip Technology, Inc.* .....    2,500       118,437
   Microsoft Corp.* ................    1,700       153,476
   Networks Associates, Inc.* ......    4,700        69,031
   Novellus Systems, Inc.* .........    1,200        81,900
   Parametric Technology Corp.* ....    9,800       135,975
   Sanmina Corp.* ..................    1,700       128,987
   Teradyne, Inc.* .................    1,700       121,975
   Xerox Corp. .....................    2,500       147,656
   Xilinx, Inc.* ...................    6,200       354,950
                                                 ----------
                                                  7,450,131
                                                 ----------
UTILITIES (2.2%)
   AES Corp.* ......................    1,800       104,625
   CILCORP, Inc. ...................    1,100        68,750
   Commonwealth Energy System ......    1,800        75,600
   Entergy Corp. ...................    5,700       178,125
   GTE Corp. .......................    2,200       166,650
   MCI WorldCom, Inc.* .............    1,800       155,250
   MDU Resources Group .............    3,300        75,281
   Montana Pwr. Co. ................    1,300        91,650
   PacifiCorp. .....................    5,200        95,550
   SBC Communications, Inc. ........    2,300       133,400
   SIGCORP, Inc. ...................    2,700        76,443
   Voicestream Wireless Corp. ......    2,700        76,781
   Western Wireless Corp.* .........    2,700        72,900
                                                 ----------
                                                  1,371,005
                                                 ----------
TOTAL ACTIVE ASSETS--COMMON STOCKS
(COST: $18,013,909) 38.1% ..........            $23,880,858
                                                 ----------

----------
 *Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.(ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 1999 (Unaudited)

                                                                          Rate     Maturity      Amount          Value
                                                                         ------   ----------    ---------       --------
ACTIVE ASSETS (CONTINUED):
SHORT-TERM DEBT SECURITIES:
AGENCIES (0.2%)
   FHLMC ...............................................................  4.68%    07/08/99     $ 51,000    $     50,953
   FNMA ................................................................  4.60     07/22/99       20,000          19,946
   FNMA ................................................................  4.90     08/04/99       39,000          38,817
                                                                                                                --------
                                                                                                                 109,716
                                                                                                                --------
COMMERCIAL PAPER (0.8%)
   Merrill Lynch & Co. .................................................  5.35     07/01/99      443,000         443,000
   United Parcel Svc. Inc. .............................................  4.74     07/02/99      100,000          99,988
                                                                                                                --------
                                                                                                                 542,988
                                                                                                                --------
TOTAL ACTIVE ASSETS SHORT-TERM DEBT SECURITIES
   (Cost:  $652,704) 1.0% ..............................................................................         652,704
                                                                                                                --------
TOTAL ACTIVE ASSETS
   (Cost: $18,666,613 ) 39.1% ..........................................................................      24,533,562
                                                                                                            ------------
TOTAL INVESTMENTS
   (Cost: $39,143,258 ) 100.0% .........................................................................    $ 62,746,442
                                                                                                            ============

----------
Abbreviations:  FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 1999 (Unaudited)

                                         Shares     Value
                                         ------  ----------
INDEXED ASSETS:
COMMON STOCKS
3Com Corp .............................     799  $   21,323
   Abbott Laboratories ................   3,378     153,699
   Adobe Systems, Inc. ................     136      11,173
   Advanced Micro Devices, Inc. .......     322       5,816
   AES Corp. ..........................     423      24,587
   Aetna, Inc. ........................     313      27,994
   Aflac, Inc. ........................     592      28,342
   Air Products & Chemicals, Inc. .....     510      20,528
   Alberto-Culver Co. .................     125       3,328
   Albertson's, Inc. ..................     933      48,085
   Alcan Aluminum Ltd. ................     507      16,192
   ALCOA Inc. .........................     817      50,552
   Allegheny Teledyne, Inc. ...........     427       9,661
   Allergan, Inc. .....................     147      16,317
   AlliedSignal, Inc. .................   1,240      78,120
   Allstate Corp. .....................   1,789      64,180
   Alltel Corp. .......................     624      44,616
   Alza Corp. .........................     222      11,294
   Amerada Hess Corp. .................     201      11,960
   Ameren Corp. .......................     305      11,704
   America Online, Inc. ...............   2,415     266,858
   American Electric Power, Inc. ......     426      16,002
   American Express Co. ...............   1,007     131,036
   American General Corp. .............     561      42,285
   American Greetings Corp. Cl A ......     149       4,489
   American Home Products Corp. .......   2,934     168,705
   American Int'l. Group, Inc. ........   2,750     321,922
   Ameritech Corp. ....................   2,446     179,781
   Amgen, Inc. ........................   1,133      68,971
   AMR Corp. ..........................     340      23,205
   Amsouth Bancorporation .............     390       9,043
   Anadarko Petroleum Corp. ...........     268       9,866
   Andrew Corp. .......................     184       3,485
   Anheuser-Busch Cos., Inc. ..........   1,064      75,478
   Aon Corp. ..........................     568      23,430
   Apache Corp. .......................     248       9,672
   Apple Computer, Inc. ...............     353      16,348
   Applied Materials, Inc. ............     821      60,651
   Archer-Daniels-Midland Co. .........   1,318      20,347
   Armstrong World Inds., Inc. ........      89       5,145
   Asarco, Inc. .......................      88       1,656
   Ashland, Inc. ......................     166       6,661
   Associates First Capital Corp. .....   1,620      71,786
   AT&T Corp. .........................   7,074     394,818
   Atlantic Richfield Co. .............     714      59,664
   Autodesk, Inc. .....................     132       3,902
   Automatic Data Processing, Inc .....   1,371      60,324
   AutoZone, Inc. .....................     334      10,062
   Avery Dennison Corp. ...............     252      15,215
   Avon Products, Inc. ................     584      32,412
   Baker Hughes, Inc. .................     728      24,388
   Ball Corp. .........................      69       2,915
   Baltimore Gas & Electric Co ........     332       9,836
   Bank of America Corp. ..............   3,874     284,013
   Bank of New York Co., Inc. .........   1,693      62,112
   Bank One Corp. .....................   2,617     155,875
   BankBoston Corp. ...................     660      33,743
   Bard (C.R.), Inc. ..................     114       5,451
   Barrick Gold Corp. .................     865      16,759
   Battle Mountain Gold Co. ...........     512       1,248
   Bausch & Lomb, Inc. ................     125       9,563
   Baxter International, Inc. .........     647      39,224
   BB & T Corp. .......................     692      25,388
   Bear Stearns Cos., Inc. ............     258      12,062
   Becton Dickinson & Co. .............     554      16,620
   Bell Atlantic Corp. ................   3,455     225,871
   BellSouth Corp. ....................   4,211     197,391
   Bemis Co. ..........................     117       4,651
   Bestfoods ..........................     620      30,690
   Bethlehem Steel Corp. ..............     289       2,222
   Biomet, Inc. .......................     250       9,938
   Black & Decker Corp. ...............     196      12,373
   Block (H. & R.), Inc. ..............     217      10,850
   BMC Software, Inc. .................     525      28,350
   Boeing Co. .........................   2,160      95,445
   Boise Cascade Corp. ................     125       5,359
   Boston Scientific Corp. ............     875      38,445
   Briggs & Stratton Corp. ............      52       3,003
   Bristol-Myers Squibb Co. ...........   4,423     311,545
   Brown-Forman Corp. Cl B ............     152       9,909
   Browning-Ferris Inds., Inc. ........     352      15,136
   Brunswick Corp. ....................     204       5,687
   Burlington Northern Santa Fe .......   1,044      32,364
   Burlington Resources, Inc. .........     395      17,084
   Cabletron Systems, Inc. ............     383       4,979
   Campbell Soup Co. ..................     967      44,845
   Capital One Financial Corp. ........     438      24,391
   Cardinal Health, Inc. ..............     606      38,860
   Carnival Corp. .....................   1,364      66,154
   Carolina Power & Light Co. .........     337      14,428
   Case Corp. .........................     165       7,941
   Caterpillar, Inc. ..................     798      47,880
   CBS Corp. ..........................   1,572      68,284
   Cendant Corp. ......................   1,703      34,912
   Centex Corp. .......................     132       4,958
   Central & South West Corp. .........     473      11,056
   CenturyTel, Inc. ...................     307      12,203
   Ceridian Corp. .....................     318      10,395
   Champion International Corp. .......     213      10,197
   Charles Schwab Corp. ...............     906      99,547
   Chase Manhattan Corp. ..............   1,883     163,115
   Chevron Corp. ......................   1,452     138,212
   Chubb Corp. ........................     363      25,229
   CIGNA Corp. ........................     451      40,139
   Cincinnati Financial Corp. .........     366      13,748
   CINergy Corp. ......................     353      11,296
   Circuit City Group, Inc. ...........     224      20,832
   Cisco Systems, Inc. ................   7,102     458,079
   Citigroup, Inc. ....................   7,539     358,103
   Clear Channel Communications .......     736      50,738
   Clorox Co. .........................     261      27,878
   CMS Energy Corp. ...................     260      10,888
   Coastal Corp. ......................     473      18,920
   Coca-Cola Co. ......................   5,487     342,938
   Coca-Cola Enterprises, Inc. ........     941      27,995
   Colgate-Palmolive Co. ..............     652      64,385
   Columbia Energy Group ..............     186      11,660
   Columbia/HCA Healthcare Corp. ......   1,259      28,721
   Comcast Corp. Cl A .................   1,646      63,268
   Comerica, Inc. .....................     346      20,565
   Compaq Computer Corp. ..............   3,779      89,515
   Computer Associates Intl., Inc .....   1,199      65,945
   Computer Sciences Corp. ............     353      24,423
   Compuware Corp. ....................     818      26,023
   Conagra, Inc. ......................   1,089      28,995
   Conseco, Inc. ......................     713      21,702

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                         Shares     Value
                                         ------  ----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Consolidated Edison, Inc. ..........     504    $ 22,806
   Consolidated Natural Gas Co. .......     213      12,940
   Consolidated Stores Corp. ..........     244       6,588
   Cooper Industries, Inc. ............     210      10,920
   Cooper Tire & Rubber Co. ...........     169       3,993
   Coors (Adolph) Co. Cl B ............      81       4,010
   Corning, Inc. ......................     541      37,938
   Costco Co. .........................     486      38,910
   Countrywide Credit Industries ......     251      10,730
   Crane Co. ..........................     153       4,810
   Crown Cork & Seal, Inc. ............     272       7,752
   CSX Corp. ..........................     483      21,886
   Cummins Engine Co., Inc. ...........      93       5,313
   CVS Corp. ..........................     868      44,051
   Cyprus Amax Minerals Co. ...........     202       3,068
   Dana Corp. .........................     369      16,997
   Danaher Corp. ......................     298      17,321
   Darden Restaurants, Inc. ...........     297       6,478
   Data General Corp. .................     112       1,631
   Dayton-Hudson Corp. ................     981      63,765
   Deere & Co. ........................     514      20,367
   Dell Computer Corp. ................   5,664     209,568
   Delphi Automotive Systems Corp .....   1,252      23,240
   Delta Air Lines, Inc. ..............     315      18,152
   Deluxe Corp. .......................     173       6,736
   Dillard's Inc. Cl A ................     238       8,360
   Disney (Walt) Co. ..................   4,576     140,998
   Dollar General Corp. ...............     492      14,268
   Dominion Resources, Inc. ...........     426      18,451
   Donnelley (R.R.) & Sons Co. ........     290      10,748
   Dover Corp. ........................     473      16,555
   Dow Chemical Co. ...................     493      62,549
   Dow Jones & Co., Inc. ..............     201      10,666
   DTE Energy Co. .....................     323      12,920
   Du Pont (E.I.) de Nemours & Co .....   2,506     171,191
   Duke Energy Corp. ..................     806      43,826
   Dun & Bradstreet Corp. .............     368      13,041
   Eastern Enterprises ................      50       1,988
   Eastman Chemical Co. ...............     176       9,108
   Eastman Kodak Co. ..................     721      48,848
   Eaton Corp. ........................     159      14,628
   Ecolab, Inc. .......................     288      12,564
   Edison International ...............     770      20,598
   EG&G, Inc. .........................     100       3,563
   Electronic Data Systems Corp. ......   1,097      62,049
   EMC Corp. ..........................   2,248     123,640
   Emerson Electric Co. ...............     974      61,240
   Engelhard Corp. ....................     278       6,290
   Enron Corp. ........................     781      63,847
   Entergy Corp. ......................     549      17,156
   Equifax, Inc. ......................     320      11,420
   Exxon Corp. ........................   5,411     417,323
   Fannie Mae .........................   2,272     155,348
   FDX Corp. ..........................     658      35,697
   Federated Department Stores ........     467      24,722
   Fifth Third Bancorp ................     592      39,405
   First Data Corp. ...................     958      46,882
   First Union Corp. ..................   2,146     100,862
   Firstar Corporation ................   1,466      41,048
   FirstEnergy Corp. ..................     528      16,368
   Fleet Financial Group, Inc. ........   1,265      56,134
   Fleetwood Enterprises, Inc. ........      78       2,062
   Fluor Corp. ........................     168       6,804
   FMC Corp. ..........................      70       4,782
   Ford Motor Co. .....................   2,693     151,986
   Fort James Corp. ...................     491      18,597
   Fortune Brands, Inc. ...............     370      15,309
   Foster Wheeler Corp. ...............      91       1,285
   FPL Group, Inc. ....................     403      22,014
   Franklin Resources, Inc. ...........     562      22,831
   Freddie Mac ........................   1,541      89,378
   Freeport-McMoran Copper Cl B .......     362       6,493
   Frontier Corp. .....................     382      22,538
   Fruit of the Loom, Inc. ............     160       1,560
   Gannett Co., Inc. ..................     627      44,752
   Gap, Inc. ..........................   1,903      95,864
   Gateway, Inc. ......................     348      20,532
   General Dynamics Corp. .............     282      19,317
   General Electric Co. ...............   7,294     824,222
   General Instrument Corp. ...........     383      16,278
   General Mills, Inc. ................     341      27,408
   General Motors Corp. ...............   1,457      96,162
   Genuine Parts Co. ..................     400      14,000
   Georgia-Pacific Group
     (Ga-Pac Gp.) .....................     381      18,050
   Gillette Co. .......................   2,469     101,229
   Golden West Financial Corp. ........     127      12,446
   Goodrich (B.F.) Co. ................     166       7,055
   Goodyear Tire & Rubber Co. .........     347      20,408
   GPU, Inc. ..........................     279      11,770
   Grainger (W.W.), Inc. ..............     207      11,139
   Great Atlantic & Pac. Tea, Inc .....      85       2,874
   Great Lakes Chemical Corp. .........     132       6,080
   GTE Corp. ..........................   2,157     163,393
   Guidant Corp. ......................     671      34,515
   Halliburton Co. ....................     979      44,300
   Harcourt General, Inc. .............     158       8,147
   Harnischfeger Industries, Inc. .....     105         210
   Harrah's Entertainment, Inc. .......     281       6,182
   Harris Corp. .......................     176       6,897
   Hartford Financial Svs Gp, Inc. ....     503      29,331
   Hasbro, Inc. .......................     437      12,591
   HCR Manor Care .....................     247       5,974
   HealthSouth Corp. ..................     919      13,728
   Heinz (H.J.) Co. ...................     805      40,351
   Helmerich & Payne, Inc. ............     110       2,619
   Hercules, Inc. .....................     224       8,806
   Hershey Food Corp. .................     310      18,406
   Hewlett-Packard Co. ................   2,259     227,030
   Hilton Hotels Corp. ................     580       8,229
   Home Depot, Inc. ...................   3,290     211,999
   Homestake Mining Co. ...............     578       4,732
   Honeywell, Inc. ....................     280      32,445
   Household International, Inc. ......   1,075      50,928
   Humana, Inc. .......................     373       4,826
   Huntington Bancshares, Inc. ........     469      16,415
   Ikon Office Solutions, Inc. ........     329       4,935
   Illinois Tool Works, Inc. ..........     557      45,674
   IMS Health, Inc. ...................     709      22,156
   Inco Ltd. ..........................     426       7,668
   Ingersoll Rand Co. .................     366      23,653
   Intel Corp. ........................   7,421     441,550
   International Paper Co. ............     912      46,056
   Interpublic Group of Cos., Inc. ....     309      26,767
   Intl. Business Machines Corp. ......   4,035     521,524
   Intl. Flavors & Fragrances .........     236      10,473
   ITT Industries, Inc. ...............     195       7,434
   Jefferson-Pilot Corp. ..............     236      15,620
   Johnson & Johnson ..................   2,993     293,314
   Johnson Controls, Inc. .............     189      13,100
   Jostens, Inc. ......................      76       1,601

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                         Shares     Value
                                         ------  ----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Kansas City Southern Inds. .........     244    $ 15,570
   Kaufman & Broad Home Corp. .........     107       2,662
   Kellogg Co. ........................     902      29,766
   Kerr-McGee Corp. ...................     192       9,636
   KeyCorp. ...........................     993      31,900
   Kimberly Clark Corp. ...............   1,180      67,260
   King World Productions, Inc. .......     159       5,535
   KLA Tencor Corp. ...................     195      12,651
   Kmart Corp. ........................   1,097      18,032
   Knight-Ridder, Inc. ................     175       9,614
   Kohl's Corp. .......................     361      27,865
   Kroger Co. .........................   1,830      51,126
   Laidlaw, Inc. ......................     735       5,421
   Lehman Brothers Holdings, Inc. .....     263      16,372
   Lilly (Eli) & Co. ..................   2,448     175,338
   Limited, Inc. ......................     473      21,462
   Lincoln National Corp. .............     450      23,541
   Liz Claiborne, Inc. ................     140       5,110
   Lockheed Martin Corp. ..............     874      32,557
   Loews Corp. ........................     242      19,148
   Longs Drug Stores Corp. ............      87       3,007
   Louisiana-Pacific Corp. ............     242       5,748
   Lowe's Companies, Inc. .............     827      46,881
   LSI Logic Corp. ....................     315      14,529
   Lucent Technologies ................   6,756     455,615
   Mallinckrodt, Inc. .................     159       5,784
   Marriott International, Inc. .......     553      20,668
   Marsh & McLennan Cos., Inc. ........     584      44,092
   Masco Corp. ........................     755      21,801
   Mattel, Inc. .......................     924      24,428
   May Department Stores Co. ..........     741      30,288
   Maytag Corp. .......................     196      13,659
   MBIA, Inc. .........................     221      14,310
   MBNA Corp. .........................   1,785      54,666
   McDermott International, Inc. ......     132       3,729
   McDonald's Corp. ...................   3,012     124,433
   McGraw-Hill Cos., Inc. .............     438      23,625
   MCI WorldCom, Inc. .................   4,131     356,299
   McKesson HBOC, Inc. ................     617      19,821
   Mead Corp. .........................     227       9,477
   MediaOne Group, Inc. ...............   1,351     100,481
   Medtronic, Inc. ....................   1,300     101,238
   Mellon Bank Corp. ..................   1,162      42,268
   Mercantile Bancorporation ..........     350      19,994
   Merck & Co., Inc. ..................   5,302     392,348
   Meredith Corp. .....................     116       4,017
   Merrill Lynch & Co., Inc. ..........     816      65,229
   MGIC Investment Corp. ..............     244      11,865
   Micron Technology, Inc. ............     551      22,212
   Microsoft Corp. ....................  11,346   1,023,233
   Milacron, Inc. .....................      82       1,517
   Millipore Corp. ....................      98       3,975
   Minnesota Mining & Mfg. Co. ........     895      77,809
   Mirage Resorts, Inc. ...............     441       7,387
   Mobil Corp. ........................   1,736     171,864
   Monsanto Co. .......................   1,394      54,976
   Moore Corp., Ltd. ..................     197       1,650
   Morgan (J.P.) & Co., Inc. ..........     394      55,357
   Morgan Stanley Dean Witter .........   1,265     129,663
   Motorola, Inc. .....................   1,336     126,586
   Nabisco Group Holdings .............     723      14,144
   NACCO Industries, Inc. Cl A ........      18       1,323
   Nalco Chemical Co. .................     146       7,574
   National City Corp. ................     697      45,654
   National Semiconductor Corp. .......     372       9,416
   National Service Industries ........      92       3,312
   Navistar International Corp. .......     147       7,350
   New Century Energies, Inc. .........     254       9,858
   New York Times Co. Cl A ............     391      14,394
   Newell Rubbermaid, Inc. ............     625      29,063
   Newmont Mining Corp. ...............     372       7,394
   Nextel Communications, Inc. ........     656      32,923
   Niagara Mohawk Holdings, Inc. ......     417       6,698
   Nicor, Inc. ........................     106       4,035
   Nike, Inc. Cl B ....................     629      39,824
   Nordstrom, Inc. ....................     316      10,586
   Norfolk Southern Corp. .............     844      25,426
   Nortel Networks Corp. ..............   1,477     128,222
   Northern States Power Co. ..........     340       8,224
   Northern Trust Corp. ...............     247      23,959
   Northrop Grumman Corp. .............     153      10,146
   Novell, Inc. .......................     751      19,902
   Nucor Corp. ........................     195       9,250
   Occidental Petroleum Corp. .........     770      16,266
   Omnicom Group, Inc. ................     397      31,760
   Oneok, Inc. ........................      70       2,223
   Oracle Corp. .......................   3,204     118,949
   Owens Corning ......................     121       4,159
   Owens-Illinois Inc. ................     346      11,310
   Paccar, Inc. .......................     174       9,287
   PacifiCorp. ........................     662      12,164
   Paine Webber Group, Inc. ...........     324      15,147
   Pall Corp. .........................     277       6,146
   Parametric Technology Corp. ........     595       8,256
   Parker Hannifin Corp. ..............     241      11,026
   Paychex, Inc. ......................     546      17,404
   PE Corp-- Celera Genomics Grp ......      56         898
   PE Corp-- PE Biosystems Group ......     111      12,737
   Peco Energy Co. ....................     425      17,797
   Penney (J.C.) Co., Inc. ............     587      28,506
   Peoples Energy Corp. ...............      79       2,977
   Peoplesoft, Inc. ...................     534       9,212
   Pep Boys-- Manny, Moe & Jack .......     117       2,530
   PepsiCo, Inc. ......................   3,266     126,353
   Pfizer, Inc. .......................   2,889     317,068
   PG & E Corp. .......................     851      27,658
   Pharmacia & Upjohn, Inc. ...........   1,131      64,255
   Phelps Dodge Corp. .................     129       7,990
   Phillip Morris Cos., Inc. ..........   5,419     217,776
   Phillips Petroleum Co. .............     567      28,527
   Pioneer Hi-Bred Intl., Inc. ........     533      20,754
   Pitney Bowes, Inc. .................     596      38,293
   Placer Dome, Inc. ..................     722       8,529
   PNC Bank Corp. .....................     670      38,609
   Polaroid Corp. .....................      98       2,707
   Potlatch Corp. .....................      64       2,812
   PP&L Resources, Inc. ...............     350      10,763
   PPG Industries, Inc. ...............     385      22,739
   Praxair, Inc. ......................     351      17,177
   Proctor & Gamble Co. ...............   2,955     263,734
   Progressive Corp. of Ohio ..........     161      23,345
   Provident Companies ................     301      12,040
   Providian Financial Corp. ..........     315      29,453
   Public Svc. Enterprise Group .......     487      19,906
   Pulte Corp. ........................      96       2,214
   Quaker Oats Co. ....................     303      20,112
   Ralston Purina Co. .................     731      22,250
   Raychem Corp. ......................     172       6,364

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                         Shares     Value
                                         ------  ----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Raytheon Co. .......................     750    $ 52,781
   Reebok International Ltd. ..........     126       2,347
   Regions Financial Corp. ............     492      18,911
   Reliant Energy Inc. ................     657      18,150
   Republic New York Corp. ............     233      15,888
   Reynolds Metals Co. ................     143       8,437
   Rite-Aid Corp. .....................     576      14,184
   RJ Reynolds Tobacco Holdings .......     241       7,592
   Rockwell Intl., Corp. ..............     422      25,637
   Rohm & Haas Co. ....................     472      20,246
   Rowan Cos., Inc. ...................     184       3,393
   Royal Dutch Petroleum Co.
     - N.Y Shs. .......................   4,773     287,573
   Russell Corp. ......................      76       1,482
   Ryder System, Inc. .................     160       4,160
   Safeco Corp. .......................     303      13,370
   Safeway, Inc. ......................   1,101      54,500
   Sara Lee Corp. .....................   2,030      46,056
   SBC Communications, Inc. ...........   4,366     253,228
   Schering-Plough Corp. ..............   3,271     173,363
   Schlumberger, Ltd. .................   1,215      77,380
   Scientific-Atlanta, Inc. ...........     168       6,048
   Seagate Technology .................     494      12,659
   Seagram Co. Ltd. (The) .............     949      47,806
   Sealed Air Corp. New ...............     186      12,067
   Sears Roebuck & Co. ................     853      38,012
   Sempra Energy ......................     534      12,082
   Service Corp. International ........     608      11,704
   Shared Medical Systems Corp. .......      59       3,850
   Sherwin-Williams Co. ...............     377      10,462
   Sigma-Aldrich Corp. ................     224       7,714
   Silicon Graphics, Inc. .............     418       6,845
   SLM Holding Corp. ..................     361      16,538
   Snap-On, Inc. ......................     145       5,247
   Solectron Corp. ....................     560      37,345
   Sonat, Inc. ........................     245       8,116
   Southern Co. .......................   1,552      41,128
   Southtrust Corp. ...................     368      14,122
   Southwest Airlines Co. .............     749      23,313
   Springs Industries, Inc. Cl A ......      40       1,745
   Sprint Corp. .......................     979      55,925
   Sprint Corp. .......................   1,918     101,294
   St. Jude Medical, Inc. .............     187       6,662
   St. Paul Companies, Inc. ...........     502      15,970
   Stanley Works ......................     198       6,373
   Staples, Inc. ......................   1,026      31,742
   State Street Corp. .................     357      30,479
   Summit Bancorp .....................     380      15,889
   Sun Microsystems, Inc. .............   1,715     118,121
   Sunoco, Inc. .......................     201       6,068
   Suntrust Banks, Inc. ...............     713      49,509
   Supervalu, Inc. ....................     267       6,859
   Synovus Financial Corp. ............     595      11,826
   Sysco Corp. ........................     741      22,091
   Tandy Corp. ........................     430      21,016
   Tektronix, Inc. ....................     104       3,140
   Tellabs, Inc. ......................     864      58,374
   Temple-Inland, Inc. ................     124       8,463
   Tenet Healthcare Corp. .............     690      12,808
   Tenneco, Inc. ......................     379       9,049
   Texaco, Inc. .......................   1,190      74,375
   Texas Instruments, Inc. ............     868     125,860
   Texas Utilities Co. ................     628      25,905
   Textron, Inc. ......................     334      27,492
   Thermo Electron Corp. ..............     354       7,102
   Thomas & Betts Corp. ...............     126       5,954
   Time Warner, Inc. ..................   2,645     194,408
   Times Mirror Co. Cl A ..............     161       9,539
   Timken Co. .........................     138       2,691
   TJX Companies, Inc. ................     719      23,952
   Torchmark Corp. ....................     296      10,101
   Toys R Us, Inc. ....................     559      11,564
   Transamerica Corp. .................     278      20,850
   Tribune Co. ........................     264      23,001
   Tricon Global Restaurants Inc. .....     339      18,348
   TRW, Inc. ..........................     267      14,652
   Tupperware Corp. ...................     128       3,264
   Tyco International Ltd. ............   1,824     172,824
   U.S. Bancorp .......................   1,622      55,148
   U.S. West, Inc. ....................   1,120      65,800
   Unicom Corp. .......................     483      18,626
   Unilever N.V. ......................   1,272      88,722
   Union Carbide Corp. ................     296      14,430
   Union Pacific Corp. ................     551      32,130
   Union Pacific Resources Group ......     559       9,119
   Union Planters Corp. ...............     316      14,121
   Unisys Corp. .......................     598      23,285
   United Healthcare Corp. ............     384      24,048
   United Technologies Corp. ..........   1,069      76,634
   Unocal Corp. .......................     537      21,279
   UnumProvident Corp. ................     308      16,863
   US Airways Group Inc. ..............     164       7,144
   UST, Inc. ..........................     390      11,408
   USX-Marathon Group .................     685      22,305
   USX-U.S. Steel Group ...............     197       5,319
   V F Corp. ..........................     267      11,414
   Viacom, Inc. Cl B ..................   1,548      68,112
   Vodaphone Airtouch plc-Sp ADR ......     641     126,179
   W.R. Grace & Co. ...................     153       2,811
   Wachovia Corp. .....................     451      38,589
   Wal-Mart Stores, Inc. ..............   9,898     477,579
   Walgreen Co. .......................   2,222      65,271
   Warner-Lambert Co. .................   1,886     130,841
   Washington Mutual, Inc. ............   1,320      46,695
   Waste Management, Inc. .............   1,352      72,670
   Watson Pharmaceuticals, Inc. .......     212       7,433
   Wellpoint Health Networks Inc. .....     150      12,731
   Wells Fargo & Company ..............   3,674     157,064
   Wendy's International, Inc. ........     277       7,843
   Westvaco Corp. .....................     223       6,467
   Weyerhaeuser Co. ...................     443      30,456
   Whirlpool Corp. ....................     169      12,506
   Willamette Industries, Inc. ........     247      11,377
   Williams Cos., Inc. ................     952      40,520
   Winn-Dixie Stores, Inc. ............     331      12,226
   Worthington Industries, Inc. .......     206       3,386
   Wrigley (Wm.) Jr. Co. ..............     258      23,220
   Xerox Corp. ........................   1,470      86,822
                                                 ----------


   TOTAL INDEXED ASSETS--COMMON STOCKS
   (Cost: $24,742,116) 97.5%                     25,049,185
                                                 ----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)


                                                                                                  Face
                                                                        Rate       Maturity      Amount         Value
                                                                       -------     ---------    --------      --------
ACTIVE PORTION (CONTINUED):
SHORT-TERM DEBT SECURITIES:
U.S. Government (0.1%)
   U.S. Treasury Bill (a) ...........................................    4.43%     07/29/99     $ 20,000      $    19,931
                                                                                                              -----------
COMMERCIAL PAPER (2.4%)
   Koch Industries Inc. .............................................    5.70      07/01/99      333,000         333,000
   Warner Lambert Co. ...............................................    5.65      07/01/99      300,000         300,000
                                                                                                              -----------
                                                                                                                 633,000
                                                                                                              -----------
TOTAL  SHORT-TERM DEBT SECURITIES
   (Cost: $652,931) 2.5% ...................................................................................      652,931
                                                                                                              -----------
TOTAL INVESTMENTS
   (Cost: $25,395,047) 100.0% ..............................................................................  $25,702,116
                                                                                                              ===========
----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 1999:

                                                                                 Expiration    Underlying Face Unrealized
                                                                                   Date       Amount at Value    Gain
                                                                               -------------   --------------- ---------
PURCHASED
   1 S&P 500 Stock Index Futures Contracts ................................... September 1999     $345,245       $15,438
                                                                                                  ========       =======

The face value of futures purchased and outstanding as percentage of total investment in securities: 1.3%.

----------
(a) The security has been segregated to cover initial requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 1999 (Unaudited)

                                                                                                              Face
                                                           Rate        Maturity             Amount             Value
                                                          -------     ----------         ----------          ----------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT  (19.5%)
   U.S. Treasury Note .............................        6.63%       04/30/02          $  500,000          $  513,280
   U.S. Treasury Note .............................        6.50        05/15/05           3,250,000           3,349,515
   U.S. Treasury Bond .............................        7.13        02/15/23           1,500,000           1,662,420
                                                                                                             ----------
                                                                                                              5,525,215
                                                                                                             ----------
AGENCIES/OTHER GOVERNMENTS (13.3%)
   FHLMC ..........................................        6.50        10/15/06             238,131             238,800
   FHLMC ..........................................        8.00        07/15/06             217,368             223,413
   FHLMC ..........................................        0.00        05/22/28           5,000,000             584,350
   FHLMC ..........................................        7.00        04/15/17              48,150              48,120
   FNMA ...........................................        6.80        06/25/05              84,909              84,696
   FNMA ...........................................        7.00        10/25/07           1,000,000           1,012,500
   FNMA ...........................................        7.00        11/25/05             587,329             590,628
   Republic of Iceland ............................        6.13        02/01/04           1,000,000             980,290
                                                                                                             ----------
                                                                                                              3,762,797
                                                                                                             ----------
BASIC MATERIALS (5.7%)
   Georgia-Pacific Group ..........................        8.63        04/30/25             250,000             255,603
   Millennium America Inc. ........................        7.63        11/15/26           1,000,000             853,120
   Praxair, Inc. ..................................        6.90        11/01/06             500,000             491,570
                                                                                                             ----------
                                                                                                              1,600,293
                                                                                                             ----------
CONSUMER, CYCLICAL (8.9%)
   Fruit of the Loom, Inc. ........................        7.00        03/15/11             250,000             214,960
   Fruit of the Loom, Inc. ........................        7.38        11/15/23             250,000             201,007
   Oakwood Homes Corp. ............................        8.13        03/01/09           1,000,000             960,212
   Polaroid Corp. .................................        7.25        01/15/07             250,000             218,508
   Tommy Hilfiger USA, Inc. .......................        6.50        06/01/03             500,000             487,725
   Venator Group, Inc. ............................        7.00        10/15/02             500,000             430,000
                                                                                                             ----------
                                                                                                              2,512,412
                                                                                                             ----------
CONSUMER, NON-CYCLICAL (7.3%)
   Bausch & Lomb, Inc. ............................        6.38        08/01/03             500,000             493,655
   Bausch & Lomb, Inc. ............................        6.75        12/15/04             500,000             485,425
   Supervalu, Inc. ................................        8.88        11/15/22           1,000,000           1,075,440
                                                                                                             ----------
                                                                                                              2,054,520
                                                                                                             ----------
ENERGY (5.3%)
   Columbia Energy Group ..........................        6.61        11/28/02           1,000,000             998,630
   Lyondell/Arco Petrochemical ....................       10.25        11/01/10             500,000             514,035
                                                                                                             ----------
                                                                                                              1,512,665
                                                                                                             ----------
FINANCIAL (16.8%)
   Bear Stearns Cos., Inc. ........................        6.63        10/01/04           1,000,000             986,550
   Chase Manhattan Corp. ..........................        6.88        12/12/12           1,000,000           1,006,320
   Executive Risk, Inc. ...........................        7.13        12/15/07             500,000             499,270
   First American Financial .......................        7.55        04/01/28             500,000             457,620
   Harleysville Group Inc. ........................        6.75        11/15/03             250,000             246,003
   Lehman Brothers Holdings, Inc. .................        0.00        07/28/28           1,000,000              99,830
   Morgan (J.P.) & Co., Inc. ......................        0.00        04/15/27           2,500,000             277,000
   Nationwide Health Properties ...................        7.90        11/20/06             500,000             468,825
   Rank Group Financial ...........................        6.75        11/30/04             500,000             475,655
   Triad Guaranty .................................        7.90        01/15/28             250,000             242,295
                                                                                                             ----------
                                                                                                              4,759,368
                                                                                                             ----------

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                                                                                       Face
                                                                              Rate    Maturity        Amount         Value
                                                                            -------  ---------     ----------     -----------
LONG-TERM DEBT SECURITIES (CONTINUED):
INDUSTRIAL (14.4%)
   Clark Equipment Co. ............................................           8.35%  05/15/23     $   500,000     $   537,560
   Geon Co. .......................................................           7.50   12/15/15         250,000         239,958
   Owens Corning ..................................................           7.00   03/15/09       1,000,000         942,540
   Pulte Corp. ....................................................           7.63   10/15/17         500,000         460,580
   Thermo Electron Corp. ..........................................           4.25   01/01/03       1,000,000         882,500
   Williams Cos., Inc. ............................................           6.50   11/15/02       1,000,000         997,240
                                                                                                                  -----------
                                                                                                                    4,060,378
                                                                                                                  -----------
UTILITIES (1.9%)
   UtiliCorp United, Inc. .........................................           8.00   03/01/23         500,000         525,110
                                                                                                                  -----------
Total Long-Term Debt Securities (Cost: $26,666,477) 93.1% ......... .........................................      26,312,758
                                                                                                                  -----------
SHORT-TERM DEBT SECURITIES:
AGENCIES (0.4%)
   FHLMC ..........................................................           4.68   07/08/99          30,000          29,972
   FHLMC ..........................................................           4.78   08/06/99          70,000          69,665
   FNMA ...........................................................           4.60   07/22/99          20,000          19,946
                                                                                                                  -----------
                                                                                                                      119,583
                                                                                                                  -----------
COMMERCIAL PAPER (6.5%)
   Alabama Power Co. ..............................................           5.30   07/09/99         549,000         548,353
   American Express Credit Corp. ..................................           4.95   07/01/99         411,000         411,000
   Ford Motor Credit Co. ..........................................           5.25   07/07/99         480,000         479,580
   General Electric Co. ...........................................           5.20   07/06/99         405,000         404,707
                                                                                                                  -----------
                                                                                                                    1,843,640
                                                                                                                  -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,963,223) 6.9% ..........                                                 1,963,223
                                                                                                                  -----------

TOTAL INVESTMENTS 100.0% (Cost: $28,629,700) ......................                                               $28,275,981
                                                                                                                  ===========

----------
 Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 1999 (Unaudited)

                                                                            Discount                  Face        Amortized
                                                                  Rating*     Rate     Maturity      Amount          Cost
                                                                 --------   --------  ---------   -----------    ------------
SHORT-TERM DEBT SECURITIES:
AGENCIES (0.1%)
   Federal National Mortgage Association .....................               4.60%    07/22/99      $  10,000    $     9,973
                                                                                                                 -----------
COMMERCIAL PAPER (99.9%)
   Alabama Power Co. .........................................    A1/P1      5.30     07/09/99        553,000        552,349
   Albertson's, Inc. .........................................    A1/P1      5.00     07/22/99        750,000        747,809
   Ameritech Corp. ...........................................    A1+/P1     4.82     07/13/99        300,000        299,515
   Archer-Daniels-Midland Co. ................................    A1+/P1     4.85     07/20/99        700,000        698,203
   Associates Corp. North America ............................    A1+/P1     4.85     07/26/99        695,000        692,647
   AT&T Corp. ................................................    A1+/P1     4.79     07/09/99        500,000        499,464
   Becton Dickinson & Co. ....................................    A1/P1      4.83     07/19/99        606,000        604,529
   Bemis, Inc. ...............................................    A1/P1      4.87     07/16/99        700,000        698,575
   British Telecommunications ................................    A1+/P1     4.85     07/26/99        250,000        249,154
   Central Illinnois Light Co. ...............................    A1+/P1     5.08     08/02/99        100,000         99,547
   Coca-Cola Co. .............................................    A1+/P1     4.90     07/19/99        366,000        365,100
   Coca-Cola Co. .............................................    A1+/P1     4.92     08/09/99        400,000        397,862
   Consolidated Natural Gas Co. ..............................    A1+/P1     4.98     07/15/99        700,000        698,642
   Disney (Walt) Co. .........................................    A1/P1      4.88     08/26/99        700,000        694,669
   Du Pont (E.I.) de Nemours & Co., Inc. .....................    A1+/P1     4.84     07/19/99        482,000        480,830
   Emerson Electric Co. ......................................    A1+/P1     4.93     07/06/99        221,000        220,848
   Ford Motor Credit Co. .....................................    A1/P1      4.81     07/12/99        467,000        466,309
   Ford Motor Credit Co. .....................................    A1/P1      4.94     08/10/99        286,000        284,426
   General Electric Capital Corp. ............................    A1+/P1     4.90     07/28/99        150,000        149,447
   General Electric Capital Corp. ............................    A1+/P1     4.96     08/11/99        500,000        497,168
   Gillette Company ..........................................    A1+/P1     4.87     08/05/99        740,000        736,483
   GTE Funding Inc. ..........................................    A1/P1      5.02     07/16/99        604,000        602,735
   IBM Credit Corp. ..........................................    A1/P1      4.91     08/09/99        700,000        696,267
   International Lease Fin. Corp. ............................    A1+/P1     4.97     08/05/99        100,000         99,515
   Lucent Technologies, Inc. .................................    A1/P1      4.81     07/06/99        251,000        250,831
   Lucent Technologies, Inc. .................................    A1/P1      4.95     07/09/99        378,000        377,583
   Merrill Lynch & Co.,Inc ...................................    A1+/P1     5.35     07/01/99        400,000        400,000
   Merrill Lynch & Co., Inc. .................................    A1+/P1     4.92     07/14/99        145,000        144,741
   Merrill Lynch & Co., Inc. .................................    A1+/P1     4.90     08/02/99        323,000        321,588
   Motorola Credit Corp. .....................................    A1+/P1     5.00     08/17/99        606,000        602,037
   Northern States Power Co. .................................    A1+/P1     4.92     08/23/99        414,000        410,990
   PetroFina Delaware, Inc. ..................................    A1/P1      4.89     07/23/99        525,000        523,425
   PetroFina Delaware, Inc. ..................................    A1/P1      4.83     07/23/99        205,000        204,392
   Proctor & Gamble Co. ......................................    A1+/P1     4.78     07/13/99        277,000        276,556
   Proctor & Gamble Co. ......................................    A1+/P1     4.97     08/09/99        500,000        497,303
   Snap-On Tools Corp. .......................................    A1+/P1     5.22     07/13/99        200,000        199,652
   South Carolina Electric & Gas .............................    A1/P1      4.92     07/09/99        600,000        599,341
   Toyota Motor Credit Co. ...................................    A1+/P1     4.87     07/16/99        156,000        155,683
   Toyota Motor Credit Co. ...................................    A1+/P1     4.99     07/21/99        238,000        237,339
   Toyota Motor Credit Co. ...................................    A1+/P1     5.01     08/10/99        400,000        397,769
   Wisconsin Electric Fuel ...................................    A1+/P1     4.85     07/15/99        581,000        579,899
                                                                                                                 -----------
                                                                                                                  17,711,222
                                                                                                                 -----------
   TOTAL SHORT-TERM DEBT SECURITIES (Cost: $17,721,195) 100.0% ..............................................    $17,721,195
                                                                                                                 ===========

----------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Services. Inc.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 1999 (Unaudited)

                                                        All America      Equity Index          Bond         Money Market
                                                            Fund             Fund              Fund             Fund
                                                        -----------      ------------      -----------      ------------
ASSETS:
Investments at market value (Notes 1 and 3)
   (Cost:
    All America Fund -- $39,143,258
    Equity Index -- $25,395,047
    Bond Fund -- $28,629,700
    Money Market-- $17,721,195) .....................   $62,746,442      $25,702,116       $28,275,981      $17,721,195
Cash ................................................       584,818           19,141             5,766            11,983
Interest and dividends receivable ...................        53,769           21,882           361,969               --
Receivable for securities sold ......................       223,069            6,250                --               --
Shareholder subscriptions receivable ................            --               --                --          128,346
                                                        -----------      -----------       -----------      -----------
TOTAL ASSETS ........................................    63,608,098       25,749,389        28,643,716       17,861,524
                                                        -----------      -----------       -----------      -----------
Payable  for securities purchased ...................       385,385               --           995,277               --
Dividend payable to shareholders ....................         1,391               52             8,546            5,461
Accrued expenses ....................................         1,780              294               610              240
                                                        -----------      -----------       -----------      -----------
TOTAL LIABILITIES ...................................       388,556              346         1,004,433            5,701
                                                        -----------      -----------       -----------      -----------
NET ASSETS ..........................................   $63,219,542      $25,749,043       $27,639,283      $17,855,823
                                                        ===========      ===========       ===========      ===========
SHARES OUTSTANDING (Note 4) .........................     3,733,750        2,543,329         2,786,425        1,729,616
                                                        ===========      ===========       ===========      ===========
NET ASSET VALUE PER SHARE ...........................   $     16.93      $     10.12       $      9.92      $     10.32
                                                        ===========      ===========       ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENT OF OPERATIONS

                                                        All America      Equity Index          Bond         Money Market
                                                            Fund             Fund              Fund             Fund
                                                       --------------  ----------------    -------------    ------------
                                                                        For the Period
                                                                          May 3, 1999
                                                         For the Six     (Commencement      For the Six      For the Six
                                                        Months Ended    of Operations)     Months Ended     Months Ended
                                                        June 30, 1999  to June 30, 1999    June 30, 1999    June 30, 1999
                                                        (Unaudited)       (Unaudited)      (Unaudited)       (Unaudited)
                                                       --------------  ----------------    -------------    -------------
INVESTMENT INCOME (NOTE 1):
   Dividends                                           $    354,443      $    64,421       $        --      $        --
   Interest                                                  55,782            3,714           846,908          274,640
                                                       ------------      -----------       -----------      -----------
Total Investment Income                                     410,225           68,135           846,908          274,640
                                                       ------------      -----------       -----------      -----------
Expenses (Note 2):
   Investment management fees                               154,972            4,960            57,788           11,109
   Directors' (independent) fees and expenses                12,568            3,428            12,568           12,568
   Custodian expenses                                        41,130            4,160             3,066            5,564
   Accounting expenses                                       15,000            3,000            15,000           15,000
   Transfer agent fees                                       15,245            2,012            12,215           15,519
   Registration fees and expenses                            15,807           11,262             8,652            6,985
   Audit                                                      5,900            2,000             3,350            2,250
   Printing                                                  11,610              685             4,860            2,125
   Other                                                      1,341              492               592              295
                                                       ------------      -----------       -----------      -----------
Total Expenses before reimbursement                         273,573           31,999           118,091           71,415
Expense reimbursement                                       (15,797)         (19,104)          (28,196)         (49,197)
                                                       ------------      -----------       -----------      -----------
Net Expenses                                                257,776           12,895            89,895           22,218
                                                       ------------      -----------       -----------      -----------
NET INVESTMENT INCOME                                       152,449           55,240           757,013          252,422
                                                       ------------      -----------       -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments:
   Net proceeds from sales                              151,176,084       13,598,180        68,335,413       69,709,739
   Cost of securities sold                              143,112,876       13,585,096        68,318,671       69,709,766
                                                       ------------      -----------       -----------      -----------
Net realized gain (loss) on investments                   8,063,208           13,084            16,742              (27)
Net unrealized appreciation (depreciation)
   of investments                                        (1,313,613)         307,070        (1,335,946)              --
                                                       ------------      -----------       -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                         6,749,595          320,154        (1,319,204)             (27)
                                                       ------------      -----------       -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                           $  6,902,044      $   375,394       $  (562,191)     $   252,395
                                                       ============      ===========       ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                Equity
                                                   All America Fund           Index Fund              Bond Fund
                                            -----------------------------   --------------   ---------------------------
                                                                            For the Period
                                                                              May 3, 1999
                                             For the Six       For the       (Commencement   For the Six       For the
                                             Months Ended     Year Ended     of Operations)  Months Ended     Year Ended
                                            June 30, 1999    December 31,    June 30, 1999  June 30, 1999,   December 31,
                                             (Unaudited)        1998          (Unaudited)     (Unaudited)        1998
                                            -------------    ------------    ------------    ------------    -----------

FROM OPERATIONS:
  Net investment income .................   $     152,449    $    344,112    $     55,240    $    757,013    $ 1,385,514
  Net realized gain (loss) on
    investments .........................       8,063,208       1,118,467          13,084          16,742        152,581

  Net unrealized appreciation
(depreciation) of investments ...........      (1,313,613)     10,652,968         307,070      (1,335,946)       346,222
                                            -------------    ------------    ------------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............       6,902,044      12,115,547       375,394          (562,191)     1,884,317
                                            -------------    ------------    ------------    ------------    -----------
Dividend Distributions (Note 5):
  From net investment income ............        (142,951)       (355,096)        (52,382)       (719,134)    (1,398,540)
  From capital gains ....................              --        (608,849)             --              --       (535,067)
                                            -------------    ------------    ------------    ------------    -----------
Total Distributions .....................        (142,951)       (963,945)        (52,382)       (719,134)    (1,933,607)
                                            -------------    ------------    ------------    ------------    -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net Proceeds from sale of shares ......       3,324,278       2,124,083      25,373,700       3,772,579      1,216,884
  Dividend reinvestments ................         141,472         956,071          52,331         710,588      1,919,969
  Cost of shares redeemed ...............     (17,804,825)       (105,395)             --        (797,111)            --
                                            -------------    ------------    ------------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTION ........     (14,339,075)      2,974,759      25,426,031       3,686,056      3,136,853
                                            -------------    ------------    ------------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS ...      (7,579,982)     14,126,361      25,749,043       2,404,731      3,087,563

NET ASSETS, BEGINNING OF PERIOD/YEAR ....      70,799,524      56,673,163              --      25,234,552     22,146,989
                                            -------------    ------------    ------------    ------------    -----------
NET ASSETS, END OF PERIOD/YEAR ..........   $  63,219,542    $ 70,799,524    $ 25,749,043    $ 27,639,283    $25,234,552
                                            =============    ============    ============    ============    ===========

COMPONENTS OF NET ASSETS:
  Paid-in capital .......................   $  30,757,200    $ 45,096,275    $ 25,426,031    $ 28,137,078    $24,451,023
  Accumulated undistributed net
    investment income (loss) ............           2,846          (6,652)          2,856          31,348         (6,531)
  Accumulated undistributed
  net realized
  gain(loss) on investments .............       8,856,312         793,104          13,085        (175,425)      (192,167)
  Unrealized appreciation
    (depreciation) of investments .......      23,603,184      24,916,797         307,071        (353,718)       982,227
                                            -------------    ------------    ------------    ------------    -----------
NET ASSETS, END OF PERIOD/YEAR ..........   $  63,219,542    $ 70,799,524    $ 25,749,043    $ 27,639,283    $25,234,552
                                            =============    ============    ============    ============    ===========


                                                 Money Market Fund
                                            -----------------------------
                                             For the Six        For the
                                             Months Ended     Year Ended
                                            June 30, 1999    December 31,
                                             (Unaudited)         1998
                                            -------------    ------------
FROM OPERATIONS:
  Net investment income .................   $     252,422    $    209,895
  Net realized gain (loss) on
    investments .........................             (27)           (145)

  Net unrealized appreciation
(depreciation) of investments ...........              --              --
                                            -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............         252,395         209,750
                                            -------------    ------------
Dividend Distributions (Note 5):
  From net investment income ............        (239,680)       (209,896)
  From capital gains ....................              --              --
                                            -------------    ------------
Total Distributions .....................        (239,680)       (209,896)
                                            -------------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net Proceeds from sale of shares ......      13,290,789       5,332,372
  Dividend reinvestments ................         234,218         193,670
  Cost of shares redeemed ...............      (2,193,995)     (6,525,496)
                                            -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTION ......        11,331,012        (999,454)
                                            -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS ...      11,343,727        (999,600)
                                            -------------    ------------
NET ASSETS, BEGINNING OF PERIOD/YEAR ....       6,512,096       7,511,696
                                            -------------    ------------
NET ASSETS, END OF PERIOD/YEAR ..........   $  17,855,823    $  6,512,096
                                            =============    ============

COMPONENTS OF NET ASSETS:
  Paid-in capital .......................    $ 17,842,715     $ 6,511,703
  Accumulated undistributed net
    investment income (loss) ............          13,323             581
  Accumulated undistributed
  net realized
  gain(loss) on investments .............            (215)           (188)
  Unrealized appreciation
    (depreciation) of investments .......              --              --
                                            -------------    ------------
NET ASSETS, END OF PERIOD/YEAR ..........    $ 17,855,823     $ 6,512,096
                                            =============    ============


   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                              FINANCIAL HIGHLIGHTS

                                                          All America Fund                Equity Index Fund
                                                ------------------------------------      ----------------
                                                                                           For the Period
                                                Six Months                                   May 3, 1999
                                                   Ended           Years Ended            (Commencement of
                                                 June 30,         December 31,             Operations) to
SELECTED PER SHARE AND                             1999     ________________________        June 30, 1999
SUPPLEMENTARY DATA:                             (Unaudited)  1998     1997   1996(e)         (Unaudited)
--------------------                            ----------- ------   ------  ------        ----------------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ......  $15.08    $12.65  $10.98   $10.00           $10.00
                                                  ------    ------  ------   ------           ------
Income from investment operations:
Net investment income ..........................    0.04      0.07    0.08     0.06             0.02
Net gains or losses on securities
(realized and unrealized) ......................    1.85      2.57    2.77     0.98             0.12
                                                  ------    ------  ------   ------           ------
TOTAL FROM INVESTMENT OPERATIONS ...............    1.89      2.64    2.85     1.04             0.14
                                                  ------    ------  ------   ------           ------
Less dividend distributions:
From net investment income .....................   (0.04)    (0.08)  (0.08)   (0.06)           (0.02)
From capital gains .............................      --     (0.13)  (1.10)      --               --
                                                  ------    ------  ------   ------           ------
TOTAL DISTRIBUTIONS ............................   (0.04)    (0.21)  (1.18)   (0.06)           (0.02)
                                                  ------    ------  ------   ------           ------
      NET ASSET VALUE, END OF PERIOD/YEAR ......  $16.93    $15.08  $12.65   $10.98           $10.12
                                                  ======    ======  ======   ======           ======
Total return (%) (b) ...........................    12.5      21.0    26.0     10.4              1.4
Net assets, end of period/year ($ millions) ....    63.2      70.8    56.7     55.5             25.7
Ratio of net investment income to average net
   assets (%) ..................................    0.49(a)   0.55    0.59     0.95(a)          1.35(a)
Ratio of expenses to average net assets (%). ...    0.89(a)   0.84    0.84     0.87(a)          0.78(a)
Ratio of expenses to average net assets after
expense reimbursement (%) ......................    0.84(a)   0.82    0.81     0.85(a)          0.31(a)
Portfolio turnover rate (%) (c) ................   17.79     41.25   35.96     9.33             1.17

                                                                                                Money
                                                              Bond Fund                      Market Fund
                                                ------------------------------------ ----------------------------------
                                                Six Months                           Six Months
                                                   Ended          Years Ended           Ended         Years Ended
                                                 June 30,         December 31,        June 30,       December 31,
SELECTED PER SHARE AND                             1999     ------------------------    1999        ----------------
SUPPLEMENTARY DATA:                             (Unaudited)  1998     1997   1996(e) (Unaudited)     1998    1997(d)
--------------------                            ----------- ------   ------  ------  -----------    ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ....    $10.41    $10.41  $10.13   $10.01      $10.23     $10.15   $10.00
                                                  ------    ------  ------   ------      ------     ------   ------
Income from investment operations:
Net investment income ........................      0.27     0.061    0.59     0.38        0.23       0.52     0.35
Net gains or losses on securities
(realized and unrealized) ....................     (0.50)     0.24    0.29     0.12          --         --       --
                                                  ------    ------  ------   ------      ------     ------   ------
TOTAL FROM INVESTMENT OPERATIONS .............     (0.23)     0.85    0.88     0.50        0.23       0.52     0.35
                                                  ------    ------  ------   ------      ------     ------   ------
Less dividend distributions:
From net investment income ...................     (0.26)    (0.62)  (0.59)   (0.38)      (0.14)     (0.44)   (0.20)
From capital gains ...........................        --     (0.23)  (0.01)      --          --         --       --
                                                  ------    ------  ------   ------      ------     ------   ------
TOTAL DISTRIBUTIONS ..........................     (0.26)    (0.85)  (0.60)   (0.38)      (0.14)     (0.44)   (0.20)
                                                  ------    ------  ------   ------      ------     ------   ------
NET ASSET VALUE, END OF PERIOD/YEAR ..........    $ 9.92    $10.41  $10.41   $10.13      $10.32     $10.23   $10.15
                                                  ======    ======  ======   ======      ======     ======   ======
Total return (%) (b) .........................      (2.1)      8.3     8.9      5.0         2.3        5.3      3.5
Net assets, end of period/year ($ millions) ..      27.6      25.2    22.1     21.0        17.9        6.5     7.52
Ratio of net investment income to average net
   assets (%) ................................      5.89(a)   5.84    5.69     5.63(a)     4.51(a)    5.14     5.17(a)
Ratio of expenses to average net assets (%) ..      0.92(a)   0.97    1.00     0.90(a)     1.28(a)    3.21     2.47(a)
Ratio of expenses to average net assets after
expense reimbursement (%) ....................      0.70(a)   0.70    0.70     0.70(a)     0.40(a)    0.40     0.40(a)
Portfolio turnover rate (%) (c) ..............      6.36     33.32   56.18    17.85         N/A        N/A      N/A

----------

(a) Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2)
(c) Portfolio turnover rate excludes all short-term securities.
(d) Commenced operations May 1, 1997.
(e) Commenced operations May 1, 1996.
N/A = Not Applicable.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

     Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company (a mutual fund) currently issuing four series of common stock representing shares of the All America Fund, Equity Index Fund, Bond Fund, and Money Market Fund. Each fund has its own investment objective and policies. Shares of the funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

     The Investment Company is designed primarily as an investment vehicle for endowments, foundations, corporations, municipalities and other public entities and other institutional investors.

     The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, and, the Equity Index Fund commenced operations on May 3, 1999.

     The following is a summary of the significant accounting policies of the Investment Company:

     Security Valuation--Investment securities are valued as follows:

     Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

     Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

     Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Adviser under the direction of the Board of Directors of the Investment Company.

     Security Transactions--Security transactions are recorded on the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

     The All America Fund and the Equity Index Fund each maintain an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing its transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract.

     Investment Income--Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

     Federal Income Taxes--The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
            NOTES TO FINANCIAL STATEMENTS -- (Unaudited) (Continued)

2.   EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Investment Company has entered into an Investment Advisory agreement with the Adviser. For providing investment management services to the Investment Company, each fund accrues a fee, calculated as a daily charge, at annual rates of .50%, .125%, .45%, and .20% of the value of the net assets for the All
America, Equity Index, Bond, and Money Market funds, respectively. Under Sub-Advisory Agreements for the All America Fund, the Adviser has delegated investment advisory responsibilities to subadvisers responsible for providing management services for a portion of the fund's assets. The Adviser (not the
fund)  is  responsible  for   compensation   payable  under  such   Sub-Advisory
Agreements.

     Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

     The Adviser contractually limits the expenses of each fund, other than brokers' commissions, transfer taxes and fees relating to portfolio transactions, investment management expenses and extraordinary expenses to an annual rate of .35%, .20%, .25%, and .20%, of the value of the net assets of the All America, Equity Index, Bond, and Money Market funds, respectively. Accrual of these other operating expenses is charged daily against each fund's net assets. Settlement of fees accrued (both investment management and other operating expenses) is paid by each fund to the Adviser on or about month-end.

     The annual rates of operating expenses charged daily to each fund are subject to periodic adjustments so as to maintain as close a relationship as possible between the established rate (charged daily) and the fund's actual expenses, but not to exceed the respective rates under the Adviser's contractual expense limitation agreement.

     The Adviser's contractual agreement to limit each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to annual rates of .85%, .325%, .70%, and .40% of the net assets of the All America, Equity Index, Bond and Money Market funds, respectively, is in effect through 1999 and continues in effect thereafter unless cancelled by the Fund or the Adviser in accordance with the agreement.

     The  Investment  Company has an Investment  Accounting  Agreement  with the
Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the voluntary expense reimbursement agreement of the Adviser described above.

     A subadviser placed a portion of its portfolio transactions with its affiliated broker-dealer; such commissions amounted to $6,520 or 23.1% of the fund's total commissions and represented 12.9% of the aggregate amount of commissionable transactions.

3.   PURCHASES AND SALES

     The cost of investment purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, for the six months ended June 30, 1999 was as follows:

                                                                                   All America   Equity Index     Bond
                                                                                      Fund           Fund         Fund
                                                                                  ------------    -----------   -----------
Cost of investment purchases ..................................................   $ 10,741,583    $24,985,457   $5,354,850
                                                                                  ============    ===========   ==========
Proceeds from sales of investments ............................................   $ 24,646,322    $   247,730   $1,050,620
                                                                                  ============    ===========   ==========
The cost of  investment  purchases  and  proceeds  from sales of U.S.
Government (excluding short-term) securities was as follows:
      Cost of investment purchases ............................................   $         --    $       --    $       --
                                                                                  ============    ==========    ==========
   Proceeds from sales of investments .........................................   $         --    $       --    $  486,912
                                                                                  ============    ==========    ==========

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
            NOTES TO FINANCIAL STATEMENTS -- (Unaudited) (Continued)

     For the Money Market Fund, the cost of short-term securities purchases was $80,873,907; net proceeds from sales and redemptions was $69,709,739.

     At June 30, 1999 the net unrealized appreciation (depreciation) of investments based on cost, which was substantially the same for Federal income tax purposes, was as follows:

                                                All America     Equity Index        Bond       Money Market
                                                   Fund            Fund             Fund           Fund
                                                ------------    ------------    ------------   -------------

   Unrealized appreciation ..................   $ 25,004,638    $ 25,049,176    $    351,563    $    --
   Unrealized (depreciation) ................     (1,401,454)    (24,742,105)       (705,282)        --
                                                ------------    ------------    ------------    -------
   Net unrealized appreciation (depreciation)   $ 23,603,184    $    307,071    $   (353,719)   $    --
                                                ============    ============    ============    =======

4.   CAPITAL SHARE ACTIVITY AND OWNERSHIP

     At June 30, 1999 one billion shares of common stock has been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, and, 15 million shares each to the Equity Index, Bond and Money Market Funds.

     Transactions in shares during the six months ending June 30, 1999 were as follows:

                                             All America      Equity Index       Bond      Money Market
                                                Fund             Fund            Fund          Fund
                                             -----------       -----------       -------   ------------
Shares issued ............................      211,155        2,538,160(1)      367,094     1,277,443
Shares issued as reinvestment of dividends        8,355            5,169          71,637        22,687

Shares redeemed ..........................   (1,179,268)(2)         --           (77,468)     (206,852)
                                             ----------        ---------         -------    ----------
Net increase (decrease) ..................     (959,758)       2,543,329         361,263     1,093,278
                                             ==========        =========         =======    ==========

     As at June 30, 1999, Mutual Of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of each fund's outstanding shares as follows:

                              All America Fund ...................       87.8%
                              Equity Index Fund ..................       98.5%
                              Bond Fund ..........................       83.5%
                              Money Market Fund ..................        8.1%
5.   DIVIDENDS

     On June 30, 1999 dividend distributions were declared and paid from accumulated net investment income to shareholders of record on June 29, 1999. Pursuant to shareholders' instructions, substantially all dividend distributions were immediately reinvested in additional shares of each fund (see Note 4 above).

                                             All America    Equity Index    Bond        Money Market
                                                Fund           Fund         Fund            Fund
                                             -----------     -----------    -------     ------------
Distributions from:
Net investment income                          $142,951      $ 52,382       $ 1,398,540   $239,680
Net realized capital gains                           --            --                --         --
                                               --------      --------       -----------   --------
Total dividend distributions                   $142,951      $ 52,382       $ 1,398,540   $239,680
                                               ========      ========       ===========   ========
Dividend amounts per share                     $.038372      $.264895       $   .141446   $.020638
                                               ========      ========       ============= ========

(1) Includes the initial seed investment by Mutual of America Life Insurance Company of $25 million, represented by 2,500,000 shares.

(2) During February 1999, Mutual of America Life Insurance Company redeemed 1.1 million shares realizing proceeds of approximately $16.6 million, reducing the Fund's net assets by a corresponding amount.

                                        MUTUAL OF AMERICA
                                        INSTITUTIONAL FUNDS, INC.


                                        Distributed by:
                                        Mutual of America Securities Corporation
                                        320 Park Avenue
                                        New York, NY 10022-6839
                                        800-914-8716